UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-23474)

KKR Credit Opportunities Portfolio
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023
Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

KKR Credit Opportunities Portfolio
Semi-Annual Report
April 30, 2023

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The KKR Credit Opportunities Portfolio (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at www.sec.gov.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent year ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The statement of additional information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at kkrfunds.com/kcop.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Management’s Discussion of Fund Performance
Looking Back on the Markets — April 30, 2023

Financing was already in short supply when Silicon Valley Bank began to wobble in early March. Now, tremors in the banking sector, resulting most recently in UBS acquiring Credit Suisse, have tightened financial conditions even further, tipping us into a full-on Hunt for Capital like nothing we’ve seen in 15 years. Those with ready capital, particularly capital that can be flexible in one way or another, are able to lend on some of the best terms we’ve seen in a very long time.

The hunt didn’t start overnight in March 2023. The sharp rise in interest rates over the past year caused liquidity in most capital markets to freeze, CLO formation to slow dramatically, the IPO market to pause, and banks to pull back from lending. In other words, many companies ― even high-quality companies ― that needed growth capital found traditional paths to financing closed.

Layering a crisis on top of the pressure banks were already feeling from the sharp change in the value of their risk-weighted assets is unlikely to encourage them to lend more. A further pullback in bank lending, especially one caused by technical factors rather than fundamental weakness, has clear implications for the credit markets, including the likelihood that agile investors should have pockets of dispersion to trade on going forward.

It’s good to be a lender during a hunt for capital. Creditworthy borrowers face a real risk of being swept up in a wave of negative sentiment. We are committed to being in the market, helping to finance market-leading companies with strong cash flows that we think can defend their margins even in an inflationary environment. The long reign of the Hunt for Yield had investors accustomed to the idea that going out on the risk curve was the only way to get decent returns. It’s time for a new way of thinking: Returns are readily available, but quality and risk management have never been more important. Across the KKR Credit platform, we are actively deploying capital in today’s traded and private markets – with a strong emphasis on fundamental underwriting, nimble investing and thoughtful risk allocation.

Traded Credit Markets

The return of inflation and rising interest rates has precipitated a regime change characterized by higher volatility. Volatility, of course, can be an opportunity. When U.K. pension funds were forced to sell liquid assets during the LDI crisis, CLO spreads gapped out. However, we felt that the market’s movement were largely a reaction to a technical problem, rather than a dangerous change in fundamentals and moved quickly to buy CLOs.

These kinds of opportunities can and have happened all over the public markets, where issuance declined precipitously in 2022 and the supply of securities remains lower than the demand for them. High yield debt, where retail investors make up some 40%1 of the market and are more likely to sell in a downturn, is particularly vulnerable to sudden moves on negative news. Leveraged loans, too, can see spreads rise quickly. In this kind of environment, we think flexibility is a critical part of a credit strategy. The key, we think, is to focus on acting as a liquidity provider when and where the need arises and to focus on risk that is not overly complex. Reaching too far for risk in general or for risk that is overly reliant on open capital markets can be challenging in the current market environment.

At the moment, we see a growing number of opportunities to help companies facing loan maturities “amend and extend” their debt. Lenders have the opportunity to work with high-quality companies that have a high likelihood of refinancing to push out their maturities in exchange for wider spreads. In addition to the wider spreads, lenders can benefit from an upfront fee for allowing this extension. We believe being a liquidity provider can deliver excess returns in an environment like this.

Private Credit Markets

In private markets, what some borrowers need is problem-solving: bespoke capital solutions for unique situations. We think the uncertain market backdrop and economic environment will have two effects on private equity sponsors. First, they will favor acquiring very high-quality companies that seem likely to perform well immediately. Second, they
1 JP Morgan as of December 31, 2022

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

are likely to be willing to pay a premium in credit markets for certainty in financing their deals compared to a more uncertain path in public markets.

At a time of great market volatility, borrowers can perceive an elevated degree of risk from traditional underwriting, which typically does not guarantee the full or successful marketing of a new issue. In a private lending arrangement, borrowers typically deal with one counterparty and forego the market risk associated with syndication. However, private loans tend to cost more. Would-be buyers can trade this cost for certainty of execution for a transaction they like.

We expect more deals, including bigger deals, to shift to private markets so long as uncertainty remains elevated and the Hunt for Capital continues. Importantly for investors, lenders can demand higher yields and more protective covenants in exchange for supplying scarce capital. We feel lender-friendly constructs such as call protection can be particularly attractive in subordinated debt. Investors can benefit from the higher yields on offer in the junior part of the capital structure, while also locking in their rates in the event that rates begin to fall.

US Direct Lending

As rates have risen over the past year, though, we have seen that borrowers are willing to pay 650-675 basis points above floating rates for senior secured debt, compared to 550-575 basis points 15 months ago. More importantly, borrowers likely will be willing to pay up to fund large transactions that would have been unheard-of in private markets. There are multi-billion dollar direct lending deals in the market at present that traditionally would have only gone to the syndicated loan market. Alongside this surge in demand, direct lenders have seen deal teams move in their favor, and we observe direct lenders benefiting from improvements in call protection, financial covenants and general credit agreement documentation – all of which may help to mitigate downside risk and offer lenders an “early seat at the table” should a business underperform.

Asset-Based Finance

Private ABF is a large asset class that reaches across many different segments of the economy. The ongoing disintermediation of traditional bank financing and technological innovation have spurred rapid growth in recent years, and we expect the trend to continue. Higher inflation, the pullback of traditional lenders in response to rising interest rates, and the outbreak of volatility in the banking system are all likely to increase the need for private ABF.

KKR seeks to lend against collateral that is explicitly defined, readily identified, objectively valued, and of critical importance to the borrower. In sectors we know and like (mortgages, auto loans, equipment leasing) we continue to participate in the junior part of the capital stack where we can currently earn similar returns to that of equity in usual market conditions, but with stronger downside protections. We also look to see that credits have limited duration, a transparent amortization schedule, and covenants that protect our interest and allow us a measure of control if the investment is underperforming.

Fund Description & Performance

KKR Credit Opportunities Portfolio (“KCOP” or, the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares and is operated as an “interval fund.” The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and high current income.

The Fund seeks to achieve its investment objectives by investing in a select portfolio with exposure to two primary credit strategies:

1.Opportunistic Credit, a conviction-based approach investing in a portfolio consisting primarily of publicly traded high yield bonds, first- and second-lien secured bank loans and structured credit (e.g., collateralized loan obligations (“CLOs”) and mezzanine debt) and
2.Private Credit, which includes directly originated hard and financial asset-based lending, corporate mezzanine debt, as well as directly originated first-lien, second-lien and unitranche senior loans to upper middle-market companies.

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in senior and subordinated corporate debt and debt related instruments, including bonds, secured bank loans, convertible securities, structured products, convertible debt securities, repurchase agreements, and municipal securities.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The Fund expects, under normal circumstances, to invest 70-80% of its Managed Assets in the Opportunistic Credit strategy and 20-30% of its Managed Assets in the Private Credit Strategy, though the Fund’s allocation in investments could vary from these guidelines at any time in the Fund’s discretion. On at least a quarterly basis, the Fund’s Investment Committee will meet to, among other things, review and establish the allocation percentage between the Opportunistic Credit Strategy and Private Credit Strategy for the ensuing period. The Investment Committee will consider factors such as KKR’s macro-economic and market outlooks, assessment of the relative risk and return of each strategy, and other factors in making its determination. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

As of April 30, 2023, the Fund held 67.7% of its net assets in first and second lien leveraged loans, 48.6% of its net assets in high-yield corporate debt, 8.1% of its net assets in asset backed securities, and 5.9% of its net assets in equity and other investments. KCOP’s investments represented obligations and equity interests in 377 positions across a diverse group of industries. The top ten issuers represented 29.4% of the Fund’s net assets while the top five industry groups represented 48.1% of the Fund’s net assets.

Business Updates

We thank you for your partnership and continued investment in KCOP. We look forward to continued communications and will keep you apprised of the progress of KCOP specifically and the leveraged finance market place generally. Fund information is available on our website at kkrfunds.com/kcop.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000 and it was back-loaded with four years of data dating to 1997.

It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the financial statements. Call 855-330-3927 or visit www.kkrfunds.com/kcop for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Consolidated Schedule of Investments
(Stated in United States Dollars, unless otherwise noted)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Leveraged Loans - 67.74%
Aerospace & Defense - 0.92%
Amentum Services Inc	TL 2L B 12/21	SOFR (3M) + 7.65%	12.68%	2/15/2030	USA	USD	2,767,140	$2,671,120	(b) (d)
Arcfield Acquisition Corp	Revolver 1L 03/22	LIBOR (3M) + 5.75%	0.50%	3/10/2027	USA	USD	143,583	(2,010)	(a) (b) (e)
Arcfield Acquisition Corp	TL 1L 03/22	LIBOR (3M) + 5.75%	10.62%	3/10/2028	USA	USD	979,239	965,529	(a) (b) (d)
EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1M) + 7.25%	12.27%	3/8/2026	USA	USD	2,506,459	1,460,012	(d)
Ultra Electronics Holdings PLC	TL 1L B 11/21	LIBOR (6M) + 3.75%	8.56%	8/6/2029	USA	USD	132,525	129,626	(d)
Ultra Electronics Holdings PLC	TL 1L B 11/21	EURIBOR (6M) + 3.75%	6.28%	8/6/2029	LUX	EUR	104,000	108,710	(d)

Air Freight & Logistics - 1.29%
Envirotainer Ltd	TL 1L B1 07/22	EURIBOR (6M) + 6.00%	9.02%	7/30/2029	SWE	EUR	4,739,642	5,096,114	(a) (b) (d)
Envirotainer Ltd	TL 1L B2 07/22	SOFR (3M) + 6.52%	10.90%	7/30/2029	SWE	USD	2,411,934	2,353,324	(a) (b) (d)
Envirotainer Ltd	TL 1L DD 07/22	EURIBOR (6M) + 6.00%	1.20%	7/30/2029	SWE	EUR	865,234	(23,170)	(a) (b) (e)

Alternative Carriers - 1.22%
Segra	TL 1L B 08/21	LIBOR (3M) + 4.50%	9.66%	10/4/2028	USA	USD	7,356,905	7,025,844	(d)

Apparel, Accessories & Luxury Goods - 3.53%
Varsity Brands Inc	TL 1L 02/23	SOFR (1M) + 5.00%	101.10%	12/15/2026	USA	USD	21,594,909	20,387,343	(d)

Application Software - 6.92%
Community Brands Inc	Revolver 1L 02/22	SOFR (3M) + 5.75%	0.50%	2/24/2028	USA	USD	60,610	(2,127)	(a) (b) (e)
Community Brands Inc	TL 1L 02/22	SOFR (1M) + 5.75%	10.83%	2/24/2028	USA	USD	1,019,997	984,195	(a) (b) (d)
Community Brands Inc	TL 1L DD 02/22	SOFR (3M) + 5.75%	1.00%	2/24/2028	USA	USD	121,212	(4,255)	(a) (b) (e)
Follett Software Co	Revolver 1L 08/21	SOFR (3M) + 5.75%	0.50%	8/31/2027	USA	USD	136,050	(1,986)	(a) (b) (e)
Follett Software Co	TL 1L 08/21	SOFR (1M) + 5.75%	10.83%	8/31/2028	USA	USD	1,530,297	1,507,955	(a) (b) (d)
Med-Metrix	Revolver 1L 09/21	SOFR (3M) + 6.00%	0.50%	9/15/2027	USA	USD	158,828	—	(a) (b) (e)
Med-Metrix	TL 1L 09/21	LIBOR (1M) + 6.00%	11.02%	9/15/2027	USA	USD	1,251,564	1,264,079	(a) (b) (d)
Med-Metrix	TL 1L DD 09/21	SOFR (3M) + 6.00%	1.00%	9/15/2027	USA	USD	634,041	132,132	(a) (b) (e)
Misys Ltd	TL 2L 04/17 USD	LIBOR (3M) + 7.25%	12.40%	6/13/2025	USA	USD	9,735,446	8,281,214	(d)
SAMBA Safety Inc	Revolver 1L 09/21	LIBOR (3M) + 5.25%	2.75%	9/1/2027	USA	USD	41,810	10,080	(a) (b) (e)
SAMBA Safety Inc	TL 1L 09/21	LIBOR (3M) + 5.25%	10.41%	9/1/2027	USA	USD	568,438	563,379	(a) (b) (d)
Solera LLC	TL 2L 06/21	LIBOR (3M) + 8.00%	12.95%	6/4/2029	USA	USD	16,105,314	15,380,575	(d)
TIBCO Software Inc	TL 1L B 09/22	SOFR (3M) + 4.60%	9.50%	3/30/2029	USA	USD	12,720,960	11,924,055	(d)

Automotive Parts & Equipment - 2.18%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR (6M) + 4.25%	9.48%	3/5/2027	USA	USD	6,641,653	5,538,375	(d)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Parts Authority Inc	TL 1L 10/20	LIBOR (3M) + 3.75%	9.02%	10/28/2027	USA	USD	1,544,164	$1,457,304	(d)
Rough Country LLC	TL 2L 07/21	LIBOR (1M) + 6.50%	11.52%	7/30/2029	USA	USD	861,230	780,490	(d)
Truck Hero Inc	TL 1L 01/21	LIBOR (3M) + 3.75%	8.77%	1/31/2028	USA	USD	4,199,831	3,825,017	(d)
Wheel Pros Inc	TL 1L B 05/21	LIBOR (3M) + 4.50%	9.77%	5/11/2028	USA	USD	1,342,352	956,298	(a) (d)

Broadcasting - 2.71%
NEP Broadcasting LLC	TL 1L 05/20	LIBOR (3M) + 8.25%	13.27%	6/1/2025	USA	USD	150,006	150,006	(b) (d)
NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1M) + 3.25%	8.27%	10/20/2025	USA	USD	4,506,008	4,237,360	(d)
NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1M) + 7.00%	12.02%	10/19/2026	USA	USD	14,697,782	11,289,734	(d)

Broadline Retail - 0.43%
AutoScout24 GmbH	TL 1L B 02/20	EURIBOR (6M) + 3.25%	6.54%	3/31/2027	DEU	EUR	771,730	807,916	(d)
AutoScout24 GmbH	TL 2L 01/20	EURIBOR (6M) + 6.25%	9.54%	3/31/2028	DEU	EUR	1,501,000	1,469,556	(d)
Belk Inc	TL 1L 02/21	LIBOR (3M) + 7.50%	12.46%	7/31/2025	USA	USD	53,180	45,203	(a) (d)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle			7/31/2025	USA	USD	1,012,014	166,982	(a) (c) (d) (f)

Building Products - 0.88%
DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3M) + 6.75%	11.91%	12/15/2029	USA	USD	1,945,020	1,731,068	(d)
VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3M) + 6.75%	11.77%	7/23/2029	USA	USD	4,110,401	3,323,259	(d)

Cargo Ground Transportation - 0.42%
Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1M) + 7.25%	12.27%	9/1/2027	USA	USD	2,498,320	2,435,862	(d)

Commodity Chemicals - 0.19%
Ineos Finance PLC	TL 1L B 11/22	SOFR (1M) + 3.75%	8.83%	11/8/2027	USA	USD	1,093,730	1,093,730	(d)

Construction & Engineering - 2.02%
Total Safety US Inc	TL 1L B 07/19	LIBOR (3M) + 6.00%	10.98%	8/18/2025	USA	USD	6,320,575	6,038,962	(d)
USIC Holdings Inc	TL 2L 05/21	LIBOR (1M) + 6.50%	11.52%	5/14/2029	USA	USD	2,682,939	2,485,072	(d)
Yak Access LLC	TL 1L 03/23	SOFR (6M) + 6.50%	11.82%	3/10/2028	USA	USD	3,988,412	3,170,788	(d)

Construction Machinery & Heavy Transportation Equipment - 1.27%
Accuride Corp	TL 1L B 10/17	LIBOR (3M) + 5.25%	10.27%	11/17/2023	USA	USD	8,870,132	7,321,008	(d)

Data Processing & Outsourced Services -1.73%
Encora Digital Inc	TL 1L 12/21	LIBOR (6M) + 5.50%	10.65%	12/20/2028	CYM	USD	1,652,370	1,589,084	(a) (b) (d)
Encora Digital Inc	TL 1L 12/21	9.75% PIK	9.75%	12/13/2029	CYM	USD	482,470	459,311	(a) (b) (d) (f)
Encora Digital Inc	TL 1L DD 12/21	LIBOR (6M) + 5.50%	10.48%	12/20/2028	CYM	USD	398,160	382,910	(a) (b)
West Corp	TL 1L 09/17	SOFR (3M) + 4.00%	9.30%	4/10/2027	USA	USD	8,355,263	7,548,103	(d)

Distributors - 1.63%
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Caldic BV	TL 1L B 01/22	SOFR (3M) + 3.75%	8.80%	2/26/2029	NLD	USD	107,573	$106,431	(d)
Caldic BV	TL 1L B 02/22	EURIBOR (3M) + 3.50%	6.74%	2/26/2029	NLD	EUR	61,831	66,458	(d)
Caldic BV	TL 2L 03/22	SOFR (3M) + 7.25%	12.30%	2/25/2030	NLD	USD	6,499,085	6,334,658	(b) (d)
Parts Town LLC	TL 1L 11/21	SOFR (3M) + 5.98%	11.02%	11/1/2028	USA	USD	835,956	809,206	(a) (b) (d)
Parts Town LLC	TL 1L B 11/21	SOFR (3M) + 5.98%	11.02%	11/1/2028	USA	USD	917,878	888,506	(a) (b) (d)
Parts Town LLC	TL 1L DD 11/21	SOFR (3M) + 5.98%	11.02%	11/1/2028	USA	USD	1,281,352	1,240,349	(a) (b) (d)

Diversified Metals & Mining - 0.02%
Foresight Energy LLC	TL 1L A 06/20	LIBOR (3M) + 8.00%	13.16%	6/30/2027	USA	USD	121,508	121,508	(a) (b) (d)

Diversified Support Services - 0.11%
Access CIG LLC	TL 2L 02/18	LIBOR (3M) + 7.75%	12.73%	2/27/2026	USA	USD	143,000	131,888	(d)
Magna Legal Services LLC	Revolver 1L 11/22	SOFR (3M) + 6.50%	0.50%	11/22/2028	USA	USD	26,940	(92)	(a) (b) (e)
Magna Legal Services LLC	TL 1L 11/22	SOFR (3M) + 6.50%	11.41%	11/22/2029	USA	USD	231,111	230,325	(a) (b) (d)
Magna Legal Services LLC	TL 1L DD 11/22	SOFR (3M) + 6.50%	6.03%	11/22/2029	USA	USD	64,660	56,896	(a) (b) (e)
Trescal SA	TL 1L B2 04/23	LIBOR (3M) + 6.50%	6.50%	4/28/2030	FRA	USD	215,855	209,379	(b) (d)

Electronic Equipment & Instruments - 0.79%
Excelitas Technologies Corp	Revolver 1L 08/22	SOFR (3M) + 5.75%	3.35%	8/12/2028	USA	USD	351,770	131,890	(a) (b) (e)
Excelitas Technologies Corp	TL 1L 08/22	SOFR (3M) + 5.75%	10.61%	8/12/2029	USA	USD	3,883,187	3,811,737	(a) (b)
Excelitas Technologies Corp	TL 1L 08/22	EURIBOR (3M) + 5.75%	8.36%	8/12/2029	USA	EUR	601,192	650,317	(a) (b) (d)
Excelitas Technologies Corp	TL 1L DD 08/22	SOFR (3M) + 5.75%	0.50%	8/12/2029	USA	USD	457,301	(8,414)	(a) (b) (e)

Environmental & Facilities Services - 1.37%
48Forty Solutions LLC	Revolver 1L 03/22	SOFR (1M) + 5.50%	2.36%	11/30/2026	USA	USD	610,068	115,364	(a) (b) (e)
48Forty Solutions LLC	TL 1L 02/22	SOFR (1M) + 5.50%	10.65%	11/30/2026	USA	USD	4,711,887	4,660,528	(a) (b) (d)
48Forty Solutions LLC	TL 1L 03/22	SOFR (1M) + 5.50%	10.65%	11/30/2026	USA	USD	3,149,251	3,114,925	(a) (b) (d)

Financial Exchanges & Data - 0.12%
IntraFi Network LLC	TL 2L 11/21	LIBOR (1M) + 6.25%	11.33%	11/5/2029	USA	USD	751,420	683,604	(d)

Food Distributors - 0.13%
Lipari Foods LLC	TL 1L 10/22	SOFR (1M) + 6.50%	11.58%	10/31/2028	USA	USD	770,803	770,032	(b) (d)
Lipari Foods LLC	TL 1L DD 10/22	SOFR (3M) + 6.50%	1.61%	10/31/2028	USA	USD	219,884	17,201	(b) (e)

Health Care Equipment - 6.16%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR (3M) + 9.50%	14.39%	6/1/2025	USA	USD	20,184,678	17,358,823	(d) (f)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	9.00% PIK, SOFR (3M) + 10.00%	14.90%	6/1/2025	USA	USD	2,724,448	2,724,448	(b) (d) (f)
Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3M) + 4.50%	9.23%	3/5/2026	USA	USD	6,901,940	6,304,923	(d)
PartsSource Inc	Revolver 1L 10/21	LIBOR (3M) + 5.75%	2.37%	8/21/2026	USA	USD	87,104	17,005	(a) (b) (e)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
PartsSource Inc	TL 1L 10/21	LIBOR (3M) + 5.75%	10.67%	8/23/2028	USA	USD	1,318,921	$1,283,310	(a) (b) (d)
PartsSource Inc	TL 1L DD 08/21	LIBOR (3M) + 5.75%	2.00%	8/23/2028	USA	USD	464,562	(12,543)	(a) (b) (e)
Tecomet Inc	TL 1L 10/17	LIBOR (1M) + 3.50%	8.37%	5/1/2024	USA	USD	8,483,978	7,977,315	(a) (d)

Health Care Facilities - 2.00%
Lakefield Veterinary Group	TL 1L 11/21	SOFR (1M) + 5.50%	10.48%	11/23/2028	USA	USD	2,193,960	2,107,518	(b) (d)
Lakefield Veterinary Group	TL 1L DD 11/21	SOFR (1M) + 5.50%	3.58%	11/23/2028	USA	USD	1,263,704	516,926	(b) (e)
ScionHealth	TL 1L B 12/21	LIBOR (1M) + 5.25%	10.27%	12/23/2028	USA	USD	2,427,551	1,262,327	(d)
VetCor Professional Practices LLC	Revolver 1L 08/22	SOFR (3M) + 5.75%	0.50%	8/31/2029	USA	USD	573,499	—	(b) (e)
VetCor Professional Practices LLC	TL 1L B 08/22	SOFR (1M) + 5.75%	10.85%	8/31/2029	USA	USD	7,664,849	7,691,676	(b)
VetCor Professional Practices LLC	TL 1L DD 08/22	SOFR (3M) + 5.75%	1.00%	8/31/2029	USA	USD	261,651	916	(b) (e)

Health Care Services - 1.57%
Affordable Care Inc	Revolver 1L 08/21	SOFR (1M) + 4.50%	0.50%	8/2/2027	USA	USD	177,081	(2,426)	(a) (b) (e)
Affordable Care Inc	TL 1L 08/21	1.25% PIK, SOFR (1M) + 4.50%	10.83%	8/2/2028	USA	USD	1,586,439	1,564,704	(a) (b) (d) (f)
Affordable Care Inc	TL 1L DD 08/21	1.25% PIK, SOFR (1M) + 4.50%	4.03%	8/2/2028	USA	USD	598,852	251,523	(a) (b) (d) (e) (f)
American Vision Partners	Revolver 1L 09/21	SOFR (3M) + 5.75%	3.48%	9/30/2026	USA	USD	158,140	57,326	(a) (b) (e)
American Vision Partners	TL 1L 09/21	SOFR (3M) + 5.75%	10.95%	9/30/2027	USA	USD	1,900,351	1,829,088	(a) (b) (d)
American Vision Partners	TL 1L DD 09/21	SOFR (3M) + 5.75%	10.90%	9/30/2027	USA	USD	784,760	755,331	(a) (b) (d)
Amerivet Partners Management Inc	Revolver 1L 02/22	SOFR (3M) + 5.50%	0.50%	2/25/2028	USA	USD	197,240	(7,554)	(a) (b) (e)
Amerivet Partners Management Inc	TL 1L 02/22	SOFR (3M) + 5.50%	10.55%	2/25/2028	USA	USD	2,229,965	2,144,557	(a) (b) (d)
Amerivet Partners Management Inc	TL 1L DD 02/22	SOFR (3M) + 5.50%	3.05%	2/25/2028	USA	USD	1,575,477	371,933	(a) (b) (e)
Novotech Pty Ltd	TL 1L B1 01/22	BBSY (6M) + 5.25%	8.83%	1/13/2028	AUS	AUD	1,579,895	1,014,299	(a) (b) (d)
Novotech Pty Ltd	TL 1L B2 01/22	SOFR (6M) + 5.25%	10.60%	1/13/2028	AUS	USD	1,144,851	1,115,657	(a) (b) (d)
Novotech Pty Ltd	TL 1L DD 01/22	SOFR (1M) + 5.25%	1.00%	1/13/2028	AUS	USD	266,244	(6,789)	(a) (b) (e)
Paradigm Acquisition Corp	TL 2L 10/18	LIBOR (1M) + 7.50%	12.52%	10/26/2026	USA	USD	11,538	11,365	(d)

Health Care Technology - 0.39%
Athenahealth Inc	TL 1L 01/22	SOFR (1M) + 3.50%	8.46%	2/15/2029	USA	USD	332,375	312,551
Athenahealth Inc	TL 1L DD 01/22	SOFR (3M) + 3.50%	8.80%	2/15/2029	USA	USD	40,832	(2,435)	(e)
GoodRx Inc	TL 1L 10/18	LIBOR (1M) + 2.75%	7.77%	10/10/2025	USA	USD	1,963,564	1,951,085	(d)

Hotels, Resorts & Cruise Lines - 0.49%
Playa Resorts Holding BV	TL 1L B 11/22	SOFR (1M) + 4.25%	9.14%	1/5/2029	USA	USD	1,965,973	1,965,698	(d)
Travel + Leisure Co	TL 1L 12/22	SOFR (1M) + 4.00%	8.98%	12/14/2029	USA	USD	883,905	880,590	(d)

Human Resource & Employment Services - 2.78%
Insight Global LLC	Revolver 1L 09/21	SOFR (3M) + 6.00%	1.29%	9/22/2027	USA	USD	427,591	20,524	(a) (b) (e)
Insight Global LLC	TL 1L 02/22	SOFR (3M) + 6.00%	11.15%	9/22/2028	USA	USD	1,040,300	1,012,212	(a) (b) (d)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Insight Global LLC	TL 1L 09/21	SOFR (3M) + 6.00%	11.12%	9/22/2028	USA	USD	5,374,143	$5,229,041	(a) (b) (d)
Oxford Global Resources LLC	Revolver 1L 08/21	SOFR (3M) + 6.00%	2.83%	8/17/2027	USA	USD	128,823	51,529	(a) (b) (e)
Oxford Global Resources LLC	TL 1L 06/22	SOFR (3M) + 6.00%	11.30%	8/17/2027	USA	USD	6,594,277	6,635,821	(a) (b) (d)
Oxford Global Resources LLC	TL 1L 08/21	SOFR (3M) + 6.00%	11.27%	8/17/2027	USA	USD	1,471,926	1,481,199	(a) (b) (d)
Oxford Global Resources LLC	TL 1L DD 08/21	SOFR (3M) + 6.00%	4.25%	8/17/2027	USA	USD	257,353	124,483	(a) (b) (e)
SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3M) + 5.50%	10.56%	8/4/2025	USA	USD	1,604,409	1,472,045	(d)
SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3M) + 9.50%	14.63%	8/3/2026	USA	USD	59,000	51,514	(d)

Industrial Machinery & Supplies & Components - 1.08%
Chart Industries Inc	TL 1L B 12/22	SOFR (3M) + 3.75%	8.74%	3/17/2030	USA	USD	1,963,030	1,966,720	(d)
CPM Holdings Inc	TL 2L 10/18	LIBOR (3M) + 8.25%	13.10%	11/16/2026	USA	USD	371,172	367,229	(d)
Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3M) + 6.00%	11.16%	5/21/2029	USA	USD	297,640	273,829	(d)
SPX FLOW Inc	TL 1L B 03/22	SOFR (1M) + 4.50%	9.58%	4/5/2029	USA	USD	244,507	236,501	(d)
Time Manufacturing Co	Revolver 1L 12/21	SOFR (3M) + 6.50%	5.06%	12/1/2027	USA	USD	153,560	88,597	(a) (b) (e)
Time Manufacturing Co	TL 1L 06/22	EURIBOR (3M) + 6.50%	9.20%	12/1/2027	DEU	EUR	371,395	381,238	(a) (b) (d)
Time Manufacturing Co	TL 1L 12/21	SOFR (3M) + 6.50%	11.45%	12/1/2027	USA	USD	919,098	856,140	(a) (b) (d)
Time Manufacturing Co	TL 1L 12/21	EURIBOR (3M) + 6.50%	9.20%	12/1/2027	DEU	EUR	592,500	608,203	(a) (b) (d)
WireCo WorldGroup Inc	TL 1L B 10/21	LIBOR (1M) + 4.25%	9.25%	11/13/2028	USA	USD	1,380,073	1,376,105	(d)

Insurance Brokers - 3.71%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR (1M) + 6.00%	11.08%	10/2/2028	USA	USD	653,577	632,532	(a) (b) (d)
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR (1M) + 6.00%	11.08%	10/2/2028	USA	USD	185,737	179,756	(a) (b) (d)
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR (1M) + 6.00%	11.08%	10/2/2028	USA	USD	537,133	519,837	(a) (b) (d)
CFC Underwriting Ltd	TL 1L B 05/22	SOFR (3M) + 5.00%	9.80%	5/16/2029	GBR	USD	5,343,384	5,341,781	(a) (b) (d)
CFC Underwriting Ltd	TL 1L DD 05/22	SONIA (3M) + 5.00%	1.00%	5/16/2029	GBR	GBP	630,571	(238)	(a) (b) (e)
Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR (1M) + 6.00%	0.38%	10/29/2027	USA	USD	141,750	(4,451)	(a) (b) (e)
Foundation Risk Partners Corp	TL 1L 03/22	SOFR (1M) + 6.00%	11.00%	10/29/2028	USA	USD	831,727	805,610	(a) (b) (d)
Foundation Risk Partners Corp	TL 1L 10/21	SOFR (3M) + 6.00%	11.00%	10/29/2028	USA	USD	1,328,996	1,287,265	(a) (b) (d)
Foundation Risk Partners Corp	TL 1L DD 03/22	SOFR (1M) + 6.00%	4.61%	10/29/2028	USA	USD	3,350,405	1,890,916	(a) (b) (e)
Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR (3M) + 6.00%	11.00%	10/29/2028	USA	USD	289,043	279,967	(a) (b) (d)
Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR (3M) + 5.25%	2.25%	9/30/2027	USA	USD	205,492	40,729	(b) (e)
Galway Partners Holdings LLC	TL 1L 09/21	SOFR (3M) + 5.25%	10.41%	9/29/2028	USA	USD	2,873,987	2,825,705	(b)
Galway Partners Holdings LLC	TL 1L DD 09/21	SOFR (3M) + 5.25%	1.00%	9/29/2028	USA	USD	26,576	(446)	(b) (e)
Integrity Marketing Group LLC	TL 1L DD 06/22	SOFR (3M) + 6.02%	5.71%	8/27/2025	USA	USD	5,561,805	4,726,220	(a) (b) (e)
Integrity Marketing Group LLC	TL 1L DD 12/21	SOFR (3M) + 6.02%	10.97%	8/27/2025	USA	USD	2,923,459	2,883,699	(a) (b) (d)

Integrated Oil & Gas - 0.10%
CEPSA Holdco (Matador Bidco)	TL 1L B 10/19	SOFR (1M) + 4.50%	9.58%	10/15/2026	LUX	USD	607,010	604,212	(d)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
IT Consulting & Other Services - 3.34%
3Pillar Global Inc	Revolver 1L 11/21	SOFR (3M) + 6.00%	1.28%	11/23/2026	USA	USD	186,240	$6,102	(a) (b) (e)
3Pillar Global Inc	TL 1L 11/21	SOFR (3M) + 6.00%	11.00%	11/23/2027	USA	USD	1,931,069	1,865,606	(a) (b) (d)
3Pillar Global Inc	TL 1L DD 11/21	SOFR (3M) + 6.00%	2.80%	11/23/2027	USA	USD	620,223	112,490	(a) (b) (e)
PSAV Inc	TL 1L B1 12/20	0.25% PIK, LIBOR (3M) + 4.50%	8.31%	3/3/2025	USA	USD	10,259,458	9,870,624	(d) (f)
PSAV Inc	TL 1L B3 12/20	10.00% PIK, 5.00%	15.00%	10/15/2026	USA	USD	642,911	669,968	(d) (f)
PSAV Inc	TL 2L 02/18	LIBOR (3M) + 7.25%	12.06%	9/1/2025	USA	USD	7,628,543	6,756,677	(d)

Leisure Facilities - 1.67%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	LIBOR (3M) + 4.75%	9.76%	2/2/2026	USA	USD	21,505	20,473	(d)
Aimbridge Acquisition Co Inc	TL 1L B 10/19	LIBOR (3M) + 3.75%	8.77%	2/2/2026	USA	USD	5,889,624	5,569,405	(d)
United PF Holdings LLC	TL 1L 01/20	LIBOR (3M) + 4.00%	8.73%	12/30/2026	USA	USD	5,005,483	4,023,157	(d)
United PF Holdings LLC	TL 1L B 06/20	LIBOR (3M) + 8.50%	13.66%	12/30/2026	USA	USD	55,560	47,226	(d)

Leisure Products - 1.97%
Areas Worldwide SASU	TL 1L B1 06/19	EURIBOR (3M) + 4.75%	7.19%	7/1/2026	ESP	EUR	10,671,098	10,695,734	(d)
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR (1M) + 3.50%	8.58%	3/16/2030	USA	USD	709,600	709,934	(d)

Life & Health Insurance - 0.53%
Luxembourg Life Fund - Absolute Return Fund II	TL 1L 02/22	SOFR (3M) + 7.50%	12.40%	2/10/2027	LUX	USD	3,097,751	3,086,599	(b)

Life Sciences Tools & Services - 0.98%
PAREXEL International Corp	TL 2L 07/21	LIBOR (1M) + 6.50%	11.52%	11/15/2029	USA	USD	5,766,010	5,664,528	(b) (d)

Movies & Entertainment - 0.18%
Cast & Crew Entertainment Services LLC	TL 1L 01/19	LIBOR (1M) + 3.50%	8.52%	2/9/2026	USA	USD	1,033,068	1,033,429	(d)

Oil & Gas Storage & Transportation - 0.57%
Brazos Midstream Holdings LLC	TL 1L B 01/23	SOFR (1M) + 3.75%	8.58%	1/31/2030	USA	USD	536,300	530,184	(d)
Oryx Midstream Services LLC	TL 1L B 01/23	SOFR (1M) + 3.25%	8.19%	10/5/2028	USA	USD	2,808,781	2,782,940	(d)

Other Specialized REITs - 0.55%
Pretium Partners LLC P2	TL 1L 12/21	11.00%	11.00%	12/16/2029	USA	USD	3,270,612	3,205,200	(a) (b) (d)

Packaged Foods & Meats - 0.09%
Solina France SASU	TL 1L 10/22	SOFR (6M) + 6.50%	11.53%	7/31/2028	FRA	USD	500,000	495,500	(b) (d)

Personal Products - 0.12%
Pretium Packaging LLC	TL 1L 09/21	LIBOR (3M) + 4.00%	9.17%	10/2/2028	USA	USD	65,047	52,159	(d)
Pretium Packaging LLC	TL 2L 09/21	LIBOR (3M) + 6.75%	11.86%	10/1/2029	USA	USD	810,470	643,999	(b) (d)

Pharmaceuticals - 0.29%
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L B 10/22	BBSY (6M) + 6.50%	10.17%	10/30/2028	AUS	AUD	1,317,795	$849,431	(b) (d)
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L DD - C 10/22	BBSY (3M) + 2.60%	2.60%	10/30/2028	AUS	AUD	133,689	(2,300)	(b) (e)
Laboratoires Vivacy SAS	TL 1L B 03/23	EURIBOR (3M) + 6.75%	9.77%	9/30/2030	FRA	EUR	780,884	826,105	(a) (b) (d)
Laboratoires Vivacy SAS	TL 1L DD 03/23	EURIBOR (3M) + 6.75%	2.03%	9/30/2030	FRA	EUR	62,974	(2,776)	(a) (b) (e)

Property & Casualty Insurance - 0.97%
Alacrity Solutions Group LLC	Revolver 1L 12/21	PRIME (3M) + 4.25%	12.25%	12/22/2027	USA	USD	505,280	312,516	(b) (e)
Alacrity Solutions Group LLC	TL 1L 12/21	LIBOR (3M) + 5.25%	10.27%	12/22/2028	USA	USD	5,540,405	5,365,882	(b) (d)
Alacrity Solutions Group LLC	TL 1L DD 06/22	SOFR (3M) + 1.00%	1.00%	12/22/2028	USA	USD	2,469,245	(77,781)	(b) (e)

Publishing - 0.19%
Emerald Expositions Holding Inc	TL 1L B 11/17	LIBOR (1M) + 2.50%	7.52%	5/22/2024	USA	USD	1,130,656	1,124,720	(d)

Real Estate Operating Companies - 0.64%
Opendoor Labs Inc	TL 2L DD 10/21	10.00%	10.00%	4/1/2026	USA	USD	3,909,113	3,689,421	(a) (b)

Real Estate Services - 0.37%
SitusAMC Holdings Corp	TL 1L 12/21	SOFR (3M) + 5.50%	10.66%	12/22/2027	USA	USD	2,213,669	2,153,900	(a) (b) (d)

Research & Consulting Services - 2.40%
Element Materials Technology Group US Holdings Inc	TL 1L B 03/22	EURIBOR (3M) + 4.25%	7.27%	7/6/2029	GBR	EUR	51,387	56,079	(d)
Element Materials Technology Group US Holdings Inc	TL 1L B 04/22	SOFR (3M) + 4.25%	9.25%	6/22/2029	USA	USD	143,351	141,873	(d)
Element Materials Technology Group US Holdings Inc	TL 1L DD - B 04/22	SOFR (3M) + 4.25%	9.25%	6/22/2029	USA	USD	66,162	65,480	(d)
Element Materials Technology Group US Holdings Inc	TL 2L 07/22	SONIA (3M) + 7.25%	11.43%	6/24/2030	GBR	GBP	1,336,815	1,666,713	(b) (d)
Element Materials Technology Group US Holdings Inc	TL 2L DD 06/22	SONIA (3M) + 7.25%	11.43%	6/24/2030	USA	GBP	413,113	515,061	(b) (d)
Element Materials Technology Group US Holdings Inc	TL Unsec DD 07/22	13.40% PIK	13.40%	7/9/2031	USA	USD	5,842,807	5,591,566	(b) (d) (f)
HKA	TL 1L B 08/22	SOFR (3M) + 5.75%	10.47%	8/9/2029	GBR	USD	4,176,369	4,038,549	(b) (d)
HKA	TL 1L DD (CAR) 08/22	SOFR (3M) + 5.75%	4.74%	8/9/2029	GBR	USD	1,318,854	1,044,960	(b) (e)
TMF Group Holding BV	TL 2L 12/17 EUR	EURIBOR (3M) + 6.63%	9.68%	5/4/2026	NLD	EUR	693,210	757,546	(d)

Security & Alarm Services - 0.02%
Monitronics International Inc	TL 1L Takeback 08/19			3/29/2024	USA	USD	243,300	127,558	(a) (c) (d)

Specialized Consumer Services - 0.36%
Circana Group (f.k.a. NPD Group)	Revolver 1L 08/22	SOFR (1M) + 5.75%	3.34%	12/1/2027	USA	USD	51,095	16,350	(a) (b) (e)
Circana Group (f.k.a. NPD Group)	TL 1L 08/22	2.75% PIK, SOFR (1M) + 6.25%	11.08%	12/1/2028	USA	USD	964,658	978,163	(a) (b) (d) (h) (f)
SavATree LLC	Revolver 1L 10/21	LIBOR (3M) + 5.25%	0.38%	10/12/2028	USA	USD	128,932	(2,179)	(a) (b) (e)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
SavATree LLC	TL 1L 10/21	LIBOR (3M) + 5.25%	10.41%	10/12/2028	USA	USD	925,939	$910,289	(a) (b)
SavATree LLC	TL 1L DD 10/21	LIBOR (3M) + 5.25%	0.50%	10/12/2028	USA	USD	68,850	(1,164)	(a) (b) (e)
Spotless Brands LLC	TL 1L 02/23	SOFR (1M) + 6.50%	11.72%	7/25/2028	USA	USD	156,024	152,498	(a) (b) (d)
Spotless Brands LLC	TL 1L DD 02/23	SOFR (3M) + 6.75%	1.00%	7/25/2028	USA	USD	234,626	(3,003)	(a) (b) (e)

Specialized REITs - 0.02%
BHG FUNDING 05 LLC	TL 1L DD 11/22	SOFR (3M) + 3.93%	8.00%	11/8/2027	USA	USD	140,740	141,078	(b)
TDC LLP	TL DD 04/23	12.00%	12.00%	6/1/2027	GBR	GBP	261,374	17,520	(b) (e)

Specialty Chemicals - 4.13%
Aruba Investments Inc	TL 2L 10/20	LIBOR (3M) + 7.75%	12.77%	11/24/2028	USA	USD	465,220	418,698	(d)
Champion/DSM engg	TL 1L B1 03/23	EURIBOR (3M) + 5.50%	8.77%	3/28/2030	DEU	EUR	1,151,770	1,165,440	(d)
Champion/DSM engg	TL 1L B1 03/23	LIBOR (3M) + 5.50%	10.80%	3/28/2030	DEU	USD	7,027,110	6,456,157	(d)
Flint Group GmbH	TL 1L 01/17	0.75% PIK, LIBOR (3M) + 4.25%	0.75%	9/21/2023	USA	USD	1,171,747	802,383	(a) (d) (f)
Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	3,512,439	2,650,441	(a) (d) (f)
Flint Group GmbH	TL 1L B3 05/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	72,028	54,352	(a) (d) (f)
Flint Group GmbH	TL 1L B4 11/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	623,778	470,695	(a) (d) (f)
Flint Group GmbH	TL 1L B5 02/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	457,637	345,326	(a) (d) (f)
Flint Group GmbH	TL 1L B6 03/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	35,962	27,136	(a) (d) (f)
Flint Group GmbH	TL 1L B7 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	79,778	60,199	(a) (d) (f)
Flint Group GmbH	TL 1L C 04/14	0.75% PIK, LIBOR (3M) + 4.25%	0.75%	9/21/2023	USA	USD	194,530	133,209	(a) (d) (f)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR (1M) + 4.75%	9.63%	10/26/2026	USA	USD	11,777,617	11,347,734	(d)

Trading Companies & Distributors - 0.16%
Radwell International LLC/PA	Revolver 1L 04/22	SOFR (1M) + 6.75%	0.38%	4/1/2028	USA	USD	68,154	—	(a) (b) (e)
Radwell International LLC/PA	TL 1L 04/22	SOFR (3M) + 6.53%	11.21%	4/1/2029	USA	USD	24,237	24,116	(a) (b) (d)
Radwell International LLC/PA	TL 1L 12/22	SOFR (3M) + 6.75%	11.65%	4/1/2029	USA	USD	906,454	911,893	(a) (b) (d)
TOTAL LEVERAGED LOANS (Amortized cost $410,926,320)								$391,506,771
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

High Yield Securities - 48.59%
Aerospace & Defense - 0.71%
Ultra Electronics Holdings PLC	7.25% 01/2030	1/31/2030	USA	USD	2,162,000	$2,098,437	(a) (b)
Ultra Electronics Holdings PLC	9.0% PIK 01/2031	1/31/2031	USA	USD	2,124,336	2,003,674	(a) (b) (d) (f)

Alternative Carriers - 0.71%
Level 3 Financing Inc	3.750% 07/2029	7/15/2029	USA	USD	48,000	27,057	(d) (h)
Zayo Group LLC	6.125% 03/2028	3/1/2028	USA	USD	6,434,000	4,119,731	(d) (h)

Apparel, Accessories & Luxury Goods - 0.14%
Varsity Brands Inc	L+8.000% 12/2024	12/22/2024	USA	USD	783,000	783,000	(b) (d) (h)

Application Software - 1.50%
Cision Ltd	9.500% 02/2028	2/15/2028	USA	USD	10,042,000	6,414,880	(d) (h)
TeamSystem SpA	6.250% 02/2028	2/15/2028	ITA	EUR	496,000	563,148	(b) (d) (h)
TIBCO Software Inc	6.500% 03/2029	3/31/2029	USA	USD	1,843,000	1,661,894	(d) (h)

Automobile Manufacturers - 0.24%
Thor Industries Inc	4.000% 10/2029	10/15/2029	USA	USD	1,664,000	1,366,556	(d) (h)

Auto Parts & Equipment - 1.01%
Truck Hero Inc	6.250% 02/2029	2/1/2029	USA	USD	1,370,000	1,032,295	(d) (h)
Wheel Pros Inc	6.500% 05/2029	5/15/2029	USA	USD	10,121,000	4,807,475	(a) (d) (h)

Automotive Retail - 1.46%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USA	USD	9,975,000	8,464,372	(d) (h)

Broadcasting - 0.17%
Spotify USA Inc	0.000% 03/2026	3/15/2026	USA	USD	1,136,000	962,760	(d) (g)

Broadline Retail - 0.00%
JC Penney Corp Inc	8.625% 03/2025	3/15/2025	USA	USD	97,819	—	(b) (c) (h)

Building Products - 7.99%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029	5/15/2029	USA	USD	17,269,000	10,516,562	(d) (h)
Cornerstone (Ply Gem Holdings Inc)	8.750% 08/2028	8/1/2028	USA	USD	1,268,000	1,203,002	(d) (h)
LBM Borrower LLC	6.250% 01/2029	1/15/2029	USA	USD	8,694,000	6,934,030	(d) (h)
LBM Borrower LLC	7.750% 04/2027	4/1/2027	USA	USD	4,969,000	3,980,790	(d) (h)
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USA	USD	152,000	133,163	(a) (d) (h)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Patrick Industries Inc	1.750% 12/2028	12/1/2028	USA	USD	603,000	$547,826	(d)
Patrick Industries Inc	4.750% 05/2029	5/1/2029	USA	USD	838,000	729,936	(d) (h)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USA	USD	7,169,000	5,257,530	(d) (h)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USA	USD	4,981,000	3,645,233	(d) (h)
SRS Distribution Inc	6.000% 12/2029	12/1/2029	USA	USD	8,573,000	6,994,025	(d) (h)
SRS Distribution Inc	6.125% 07/2029	7/1/2029	USA	USD	7,529,000	6,219,257	(d) (h)

Cable & Satellite - 1.36%
Cable One Inc	0.000% 03/2026	3/15/2026	USA	USD	487,000	400,801	(d) (g)
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USA	USD	811,000	593,263	(d) (h)
CSC Holdings LLC (Altice USA)	5.000% 11/2031	11/15/2031	USA	USD	2,754,000	1,324,287	(d) (h)
CSC Holdings LLC (Altice USA)	5.750% 01/2030	1/15/2030	USA	USD	5,101,000	2,607,856	(d) (h)
RCN Grande (Radiate)	6.500% 09/2028	9/15/2028	USA	USD	6,272,000	2,932,160	(d) (h)

Commercial Printing - 1.06%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USA	USD	4,432,000	4,216,853	(d) (h)
Multi-Color Corp	8.250% 11/2029	11/1/2029	USA	USD	515,000	448,050	(d) (h)
Multi-Color Corp	9.500% 11/2028	11/1/2028	USA	USD	1,388,000	1,430,598	(d) (h)

Commodity Chemicals - 0.52%
SI Group Inc	6.750% 05/2026	5/15/2026	USA	USD	4,943,000	3,007,544	(d) (h)

Construction & Engineering - 0.43%
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024	8/1/2024	USA	USD	2,483,000	2,472,025	(a) (d) (h)

Data Processing & Outsourced Services - 0.10%
Xerox Business Services / Conduent	6.000% 11/2029	11/1/2029	USA	USD	673,000	553,781	(d) (h)

Electronic Components - 1.59%
CommScope Inc	6.000% 06/2025	6/15/2025	USA	USD	7,686,000	7,234,930	(d) (h)
CommScope Inc	7.125% 07/2028	7/1/2028	USA	USD	2,770,000	1,990,591	(d) (h)

Health Care Equipment - 1.02%
Haemonetics Corp	0.000% 03/2026	3/1/2026	USA	USD	6,892,000	5,905,743	(g)

Health Care Facilities - 1.53%
AHP Health Partners Inc	5.750% 07/2029	7/15/2029	USA	USD	109,000	93,197	(d) (h)
CHS/Community Health Systems, Inc.	6.125% 04/2030	4/1/2030	USA	USD	2,234,000	1,591,996	(d) (h)
CHS/Community Health Systems, Inc.	6.875% 04/2028	4/1/2028	USA	USD	3,254,000	2,406,579	(d) (h)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
CHS/Community Health Systems, Inc.	6.875% 04/2029	4/15/2029	USA	USD	599,000	$443,802	(d) (h)
LifePoint Hospitals Inc	5.375% 01/2029	1/15/2029	USA	USD	6,718,000	4,217,766	(d) (h)

Health Care Supplies - 0.10%
Grifols SA	1.625% 02/2025	2/15/2025	ESP	EUR	532,000	556,759	(d) (h)

Health Care Technology - 0.04%
athenahealth Inc	6.500% 02/2030	2/15/2030	USA	USD	260,000	213,800	(d) (h)

Hotels, Resorts & Cruise Lines - 7.15%
Carnival Corp	5.750% 03/2027	3/1/2027	USA	USD	12,099,000	9,970,778	(d) (h)
Carnival Corp	6.000% 05/2029	5/1/2029	USA	USD	6,033,000	4,740,725	(d) (h)
NCL Corp Ltd	1.125% 02/2027	2/15/2027	USA	USD	9,844,000	7,187,899	(d)
NCL Corp Ltd	3.625% 12/2024	12/15/2024	USA	USD	10,670,000	10,015,525	(d) (h)
Royal Caribbean Cruises Ltd	5.500% 04/2028	4/1/2028	USA	USD	74,000	65,323	(d) (h)
Viking Cruises Ltd	5.875% 09/2027	9/15/2027	USA	USD	3,008,000	2,584,128	(d) (h)
Viking Cruises Ltd	6.250% 05/2025	5/15/2025	USA	USD	2,231,000	2,120,692	(d) (h)
Viking Cruises Ltd	7.000% 02/2029	2/15/2029	USA	USD	5,473,000	4,629,830	(d) (h)

Industrial Conglomerates - 0.72%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	9/30/2028	USA	USD	3,573,000	2,947,725	(d) (h)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	9/30/2029	USA	USD	1,674,000	1,202,890	(d) (h)

Industrial Machinery & Supplies & Components - 1.89%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USA	USD	13,032,000	10,927,623	(d) (h)

Insurance Brokers - 2.68%
Hub International Ltd	5.625% 12/2029	12/1/2029	USA	USD	1,888,000	1,682,076	(d) (h)
National Financial Partners Corp	6.875% 08/2028	8/15/2028	USA	USD	15,791,000	13,791,019	(d) (h)

Integrated Oil & Gas - 0.65%
Occidental Petroleum Corp	4.100% 02/2047	2/15/2047	USA	USD	2,828,000	2,211,948	(d)
Occidental Petroleum Corp	4.200% 03/2048	3/15/2048	USA	USD	2,001,000	1,564,204	(d)

Leisure Facilities - 2.80%
Life Time Fitness Inc	5.750% 01/2026	1/15/2026	USA	USD	157,000	153,464	(d) (h)
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	IRL	EUR	7,572,000	7,364,854	(d) (h)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	IRL	USD	7,389,000	6,696,767	(d) (h)
Six Flags Entertainment Corp	4.875% 07/2024	7/31/2024	USA	USD	127,000	127,080	(d) (h)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Six Flags Entertainment Corp	7.250% 05/2031	5/15/2031	USA	USD	1,900,000	$1,863,188	(d) (h)

Oil & Gas Storage & Transportation - 3.11%
Genesis Energy	6.500% 10/2025	10/1/2025	USA	USD	8,199,000	8,035,855	(d)
Genesis Energy	8.000% 01/2027	1/15/2027	USA	USD	436,000	435,520	(d)
Genesis Energy	8.875% 04/2030	4/15/2030	USA	USD	1,739,000	1,743,088	(d)
NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026	2/1/2026	USA	USD	8,065,000	7,740,750	(d) (h)

Other Specialty Retail - 2.51%
Douglas Holding AG	6.000% 04/2026	4/8/2026	DEU	EUR	8,654,000	8,536,461	(d) (h)
Douglas Holding AG	8.250% 10/2026	10/1/2026	DEU	EUR	7,529,030	5,933,916	(d) (h)

Passenger Airlines - 2.32%
American Airlines Group Inc	3.750% 03/2025	3/1/2025	USA	USD	11,232,000	10,590,770	(d) (h)
Delta Air Lines Inc	2.900% 10/2024	10/28/2024	USA	USD	20,000	19,314	(d)
JetBlue Airways Corp	0.500% 04/2026	4/1/2026	USA	USD	3,606,000	2,827,464	(d)

Real Estate Services - 0.86%
Redfin Corp	0.000% 10/2025	10/15/2025	USA	USD	6,764,000	4,988,450	(d) (g)

Restaurants - 1.26%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USA	USD	9,000,000	7,298,919	(d) (h)

Security & Alarm Services - 0.09%
Verisure Holding AB	3.875% 07/2026	7/15/2026	SWE	EUR	534,000	543,643	(d) (h)

Technology Hardware, Storage & Peripherals - 0.10%
Lenovo Group Ltd	10.50% 09/2024 Class D	9/30/2024	HKG	EUR	90,524	99,477	(a) (b)
Lenovo Group Ltd	10.50% 09/2024 Class D	9/30/2024	HKG	GBP	20,573	25,784	(a) (b)
Lenovo Group Ltd	10.50% 09/2024 Class D	9/30/2024	HKG	USD	117,599	117,270	(a) (b)
Lenovo Group Ltd	6.50% 09/2024 Class C	9/30/2024	HKG	EUR	125,603	138,039	(a) (b)
Lenovo Group Ltd	6.50% 09/2024 Class C	9/30/2024	HKG	GBP	28,545	35,779	(a) (b)
Lenovo Group Ltd	6.50% 09/2024 Class C	9/30/2024	HKG	USD	163,170	162,729	(a) (b)

Trading Companies & Distributors - 0.79%
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026	4/1/2026	USA	USD	906,000	829,864	(d) (h)
TruckPro LLC	11.000% 10/2024	10/15/2024	USA	USD	3,746,000	3,748,023	(d) (h)
TOTAL HIGH YIELD SECURITIES (Amortized cost $336,966,883)						$280,807,867
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes

Asset Backed Securities - 8.10%
Diversified Real Estate Activities - 0.02%
Connecticut Avenue Securities Trust 2022-R07	CAS 2022-R07 1B1	SOFR (1M) + 6.80%	11.62%	6/25/2042	USA	USD	43,510	$46,192	(h)
Connecticut Avenue Securities Trust 2022-R08	CAS 2022-R08 1B1	SOFR (1M) + 5.60%	10.42%	7/25/2042	USA	USD	29,425	30,390	(h)
SG Residential Mortgage Trust 2022-2	SGR 2022-2 B1	5.35%	5.35%	8/25/2062	USA	USD	57,502	48,948	(h)

Specialized Finance - 8.08%
Accunia European CLO III DAC	ACCUN 3A C	EURIBOR (3M) + 1.90%	5.10%	1/20/2031	IRL	EUR	302,000	313,215	(b) (h)
Adagio IX EUR CLO DAC	ADAGI IX-A B1	EURIBOR (3M) + 1.70%	4.66%	9/15/2034	IRL	EUR	716,000	751,619	(b) (h)
AGL CLO 7 Ltd	AGL 2020-7A ER	LIBOR (3M) + 6.35%	11.61%	7/15/2034	USA	USD	1,187,688	1,091,781	(b) (h)
Aimco CDO	AIMCO 2021-16A E	LIBOR (3M) + 6.20%	11.46%	1/17/2035	USA	USD	1,075,210	1,018,349	(b) (h)
ALM Loan Funding Ltd	ALM 2020-1A D	LIBOR (3M) + 6.00%	11.26%	10/15/2029	USA	USD	865,360	776,305	(b) (h)
Arbour CLO II DAC	ARBR 2014-2A B1RR	EURIBOR (3M) + 1.50%	4.68%	4/15/2034	IRL	EUR	1,099,000	1,138,181	(b) (h)
ARES CLO Ltd	ARESE 15A E	EURIBOR (3M) + 6.11%	9.29%	1/15/2036	IRL	EUR	879,000	851,800	(b) (h)
Ares LXV CLO Ltd	ARES 2022-65A E	SOFR (3M) + 7.10%	11.76%	7/25/2034	USA	USD	1,078,040	996,146	(b) (h)
Avondale Park CLO DAC	AVDPK 1A CR	EURIBOR (3M) + 2.20%	4.85%	9/20/2034	IRL	EUR	400,000	409,396	(b) (h)
Ballyrock CLO 14 Ltd	BALLY 2020-14A D	LIBOR (3M) + 7.00%	12.25%	1/20/2034	USA	USD	250,000	237,144	(b) (h)
Ballyrock CLO Ltd	BALLY 2019-1A DR	LIBOR (3M) + 6.75%	12.01%	7/15/2032	USA	USD	431,180	404,152	(b) (h)
Barings Euro CLO 2020-1 DAC	BABSE 2020-1A BR	EURIBOR (3M) + 1.75%	4.96%	10/21/2034	IRL	EUR	1,003,750	1,046,700	(b) (h)
Bbam US Clo I Ltd	BBAM 2022-1A D	SOFR (3M) + 6.80%	11.79%	4/15/2035	USA	USD	1,285,000	1,173,426	(b) (h)
Broad River BSL Funding CLO	BDRVR 2020-1A ER	LIBOR (3M) + 6.50%	11.75%	7/20/2034	USA	USD	1,500,000	1,392,011	(b) (h)
Capital Four US CLO Ltd	C4US 2022-1A D	SOFR (3M) + 5.36%	10.41%	10/20/2030	USA	USD	363,664	360,498	(b) (h)
Carlyle Global Market Strategies	CGMS 2020-2A DR	LIBOR (3M) + 6.70%	11.96%	1/25/2035	USA	USD	640,460	592,101	(b) (h)
Carlyle Global Market Strategies	CGMS 2021-8A E	LIBOR (3M) + 6.50%	11.76%	10/15/2034	USA	USD	370,690	334,615	(b) (h)
Carlyle Global Market Strategies	CGMS 2021-9A E Mtge	LIBOR (3M) + 6.63%	11.88%	10/20/2034	USA	USD	819,560	737,247	(b) (h)
CarVal CLO	CARVL 2021-1A E	LIBOR (3M) + 6.60%	11.85%	7/20/2034	USA	USD	2,000,000	1,825,655	(b) (h)
CarVal CLO	CARVL 2021-2A E	LIBOR (3M) + 6.75%	12.01%	10/15/2034	USA	USD	446,919	412,137	(b) (h)
CIFC European Funding CLO IV DAC	CIFCE 4A C	EURIBOR (3M) + 2.10%	5.28%	8/18/2035	IRL	EUR	1,088,000	1,102,666	(b) (h)
CIFC Funding Ltd	CIFC 2021-7A E	LIBOR (3M) + 6.35%	11.62%	1/23/2035	USA	USD	644,186	589,815	(b) (h)
CVC Cordatus Loan Fund IV DAC	CORDA 4A CRRR	EURIBOR (3M) + 2.10%	4.77%	2/22/2034	IRL	EUR	291,000	297,065	(b) (h)
CVC Cordatus Loan Fund XVIII DAC	CORDA 18A ER	EURIBOR (3M) + 6.06%	9.30%	7/29/2034	IRL	EUR	1,198,000	1,143,331	(b) (h)
Dryden Senior Loan Fund	DRSLF 2021-92A E	LIBOR (3M) + 6.50%	11.42%	11/20/2034	USA	USD	463,342	406,716	(b) (h)
Eaton Vance CDO Ltd	EATON 2020-2A ER	LIBOR (3M) + 6.50%	11.76%	1/15/2035	USA	USD	510,460	467,360	(b) (h)
Elmwood CLO	ELMW5 2020-2A ER	LIBOR (3M) + 6.10%	11.35%	10/20/2034	USA	USD	1,500,000	1,407,135	(b) (h)
Elmwood CLO VI Ltd	ELMW6 2020-3A ER	LIBOR (3M) + 6.50%	11.75%	10/20/2034	USA	USD	558,701	538,160	(b) (h)
Goldentree Loan Management US Clo 12 Ltd	GLM 2022-12A E	SOFR (3M) + 7.25%	12.30%	4/20/2034	USA	USD	291,777	276,920	(b) (h)
Golub Capital Partners CLO Ltd	GCBSL 2021-58A E	LIBOR (3M) + 6.81%	12.07%	1/25/2035	USA	USD	549,013	505,410	(b) (h)
Guardia 1 Ltd	GUARD 2019-1A D	7.11%	7.11%	10/20/2037	USA	USD	1,550,000	1,288,985	(b) (h)
Gulf Stream Meridian	GSM 2021-6A D	LIBOR (3M) + 6.36%	11.62%	1/15/2037	USA	USD	1,118,253	987,536	(b) (h)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Harvest CLO XXI DAC	HARVT 21A DR	EURIBOR (3M) + 3.40%	6.58%	7/15/2031	IRL	EUR	602,000	$612,468	(b) (h)
Madison Park Funding LIX Ltd	MDPK 2021-59A E	LIBOR (3M) + 6.60%	11.86%	1/18/2034	USA	USD	814,787	770,165	(b) (h)
Madison Park Funding Ltd	MDPK 2021-52A E	LIBOR (3M) + 6.50%	11.77%	1/22/2035	USA	USD	742,891	678,922	(b) (h)
Madison Park Funding XLV Ltd	MDPK 2020-45A ER	LIBOR (3M) + 6.35%	11.61%	7/15/2034	USA	USD	429,000	398,808	(b) (h)
Morgan Stanley Eaton Vance CLO Ltd	MSEV 2021-1A E	LIBOR (3M) + 6.75%	12.02%	10/20/2034	USA	USD	520,000	474,946	(b) (h)
Neuberger Berman CLO Ltd	NEUB 2021-46A E	LIBOR (3M) + 6.25%	11.50%	1/20/2036	USA	USD	1,067,761	988,578	(b) (h)
Oak Hill Credit Partners	OAKC 2021-10A E	LIBOR (3M) + 6.25%	11.51%	1/18/2036	USA	USD	497,312	460,258	(b) (h)
Otranto Park	OTOPK 1A B	EURIBOR (3M) + 2.15%	4.80%	5/15/2035	IRL	EUR	708,000	758,507	(b) (h)
Otranto Park	OTOPK 1A E	EURIBOR (3M) + 7.05%	9.70%	5/15/2035	IRL	EUR	428,000	439,096	(b) (h)
Palmer Square CLO Ltd	PFIXD 2019-1A E	7.11%	7.11%	4/20/2037	USA	USD	930,641	780,808	(b) (h)
Palmer Square European CLO 2021-2 DAC	PLMER 2021-2A C	EURIBOR (3M) + 2.07%	5.25%	4/15/2035	IRL	EUR	1,429,000	1,468,762	(b) (h)
Pikes Peak CLO	PIPK 2021-9A E	LIBOR (3M) + 6.58%	11.87%	10/27/2034	USA	USD	405,000	367,602	(b) (h)
Post CLO	POST 2021-1A E	LIBOR (3M) + 6.45%	11.71%	10/15/2034	USA	USD	250,000	228,186	(b) (h)
PPM CLO 4 Ltd	PPMC 2020-4A ER	LIBOR (3M) + 6.50%	11.76%	10/18/2034	USA	USD	332,741	274,933	(b) (h)
Providus CLO IV DAC	PRVD 4A CR	EURIBOR (3M) + 2.20%	5.40%	4/20/2034	IRL	EUR	668,000	681,962	(b) (h)
Rad CLO 7 Ltd	RAD 2020-7A E	LIBOR (3M) + 6.50%	11.76%	4/17/2033	USA	USD	310,460	286,892	(b) (h)
Rad CLO Ltd	RAD 2021-14A E	LIBOR (3M) + 6.50%	11.76%	1/15/2035	USA	USD	335,000	299,250	(b) (h)
Rad CLO Ltd	RAD 2021-15A E	LIBOR (3M) + 6.20%	11.45%	1/20/2034	USA	USD	928,117	829,033	(b) (h)
REESE PARK CLO LTD	RESPK 2020-1A ER	LIBOR (3M) + 6.50%	11.76%	10/15/2034	USA	USD	1,375,020	1,223,081	(b) (h)
Regatta Funding Ltd	REG21 2021-3A E	LIBOR (3M) + 6.75%	12.00%	10/20/2034	USA	USD	321,680	298,782	(b) (h)
Regatta Funding Ltd	REG23 2021-4A E	LIBOR (3M) + 6.70%	11.95%	1/20/2035	USA	USD	804,000	733,202	(b) (h)
Regatta XX Funding Ltd	REG20 2021-2A E	LIBOR (3M) + 6.25%	11.51%	10/15/2034	USA	USD	208,000	187,600	(b) (h)
Rockford Tower Europe CLO 2018-1 DAC	RFTE 2018-1A C	EURIBOR (3M) + 2.47%	5.12%	12/20/2031	IRL	EUR	402,000	427,322	(b) (h)
Sand Trust 2001-1	SAND 2021-1A E	LIBOR (3M) + 6.80%	12.06%	10/15/2034	USA	USD	643,000	570,153	(b) (h)
Sculptor European CLO I DAC	OZLME 1A CRR	EURIBOR (3M) + 2.30%	5.48%	4/18/2034	IRL	EUR	631,000	648,550	(b) (h)
Segovia European CLO 5-2018 DAC	SEGOV 2018-5A C	EURIBOR (3M) + 1.90%	5.08%	10/18/2031	IRL	EUR	442,000	458,543	(b) (h)
Segovia European CLO 6-2019 DAC	SEGOV 2019-6A C1R	EURIBOR (3M) + 2.35%	5.55%	7/20/2032	IRL	EUR	408,000	427,417	(b) (h)
Sound Point CLO Ltd	SNDPT 2021-1A E	LIBOR (3M) + 6.85%	12.11%	4/25/2034	USA	USD	290,000	235,159	(b) (h)
Sound Point Euro CLO	SNDPE 2A ER	EURIBOR (3M) + 6.34%	9.55%	1/26/2036	IRL	EUR	500,000	493,014	(b) (h)
St Paul's CLO VII DAC	SPAUL 7A B1RR	EURIBOR (3M) + 1.65%	4.83%	7/18/2034	IRL	EUR	856,000	891,283	(b) (h)
Symphony CLO Ltd	SYMP 2020-22A E	LIBOR (3M) + 6.25%	11.51%	4/18/2033	USA	USD	598,680	547,445	(b) (h)
TICP CLO Ltd	TICP 2017-9A E	LIBOR (3M) + 5.60%	10.85%	1/20/2031	USA	USD	738,460	664,672	(b) (h)
Tikehau CLO DAC	TIKEH 2015-1A DRR EUR	EURIBOR (3M) + 3.40%	5.94%	8/4/2034	IRL	EUR	637,000	638,770	(b) (h)
Tikehau CLO V DAC	TIKEH 5A D1	EURIBOR (3M) + 3.90%	7.08%	4/15/2032	IRL	EUR	301,000	309,411	(b) (h)
Trinitas Euro CLO II DAC	TRNTE 2A ER	EURIBOR (3M) + 7.23%	9.52%	4/15/2035	IRL	EUR	1,770,566	1,851,097	(b) (h)
Voya Euro CLO II DAC	VOYE 2A CR	EURIBOR (3M) + 2.15%	5.33%	7/15/2035	IRL	EUR	378,000	384,777	(b) (h)
TOTAL ASSET BACKED SECURITIES (Amortized cost $48,979,506)								$46,788,561
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes

Equity & Other Investments - 5.91%
Aerospace & Defense - 0.11%
Altitude II	Private Equity		CYM	USD	204,761	$208,901	(b)
Ultra Electronics Holdings Ltd	Private Equity		GBR	USD	43,729	61,842	(a) (b)
Ultra Electronics Holdings Ltd	Private Equity		GBR	USD	23,486,307	349,946	(a) (b)

Application Software - 1.12%
Med-Metrix	Common Stock		USA	USD	597	75,249	(a) (b)
Med-Metrix	8.000% 12/2050 PIK Pref Equity	12/16/2050	USA	USD	597	29,862	(a) (b) (d) (f)
TIBCO Software Inc	S+12% (Pref Equity)	12/31/2069	USA	USD	6,451	6,348,708	(b) (d) (f)

Construction & Engineering - 0.01%
Yak Access LLC	Common Stock		USA	USD	11,000	1,182	(a) (d)
Yak Access LLC	Preferred Stock		USA	USD	2,637,983	79,139	(a) (d)

Diversified Metals & Mining - 0.04%
Foresight Energy LLC	Common Stock		USA	USD	17,979	241,825	(a) (b)

Diversified Real Estate Activities - 0.05%
KKR Residential Opportunities I LLC	Private Equity		USA	USD	255,518	269,669	(b)

Diversified Support Services - 0.01%
Magna Legal Services LLC	Common Stock		USA	USD	618	64,910	(a) (b)

Food Distributors - 0.01%
Lipari Foods LLC	Common Stock		USA	USD	63,931	63,336	(b)

Health Care Services - 0.18%
Affordable Care Inc	11.750% 12/2069 PIK Pref Equity	12/31/2069	USA	USD	677,000	679,911	(a) (b) (d) (f)
American Vision Partners	Private Equity		USA	USD	53,939	42,073	(a) (b)
Amerivet Partners Management Inc	11.500% 12/2059 Pref Equity PIK	12/31/2059	USA	USD	298	275,709	(a) (b) (d) (f)

Health Care Technology - 2.28%
Athenahealth Inc	Private Equity		USA	USD	12,641,498	13,204,551	(b)

Leisure Facilities - 0.33%
Pure Gym Ltd	Private Equity		GBR	GBP	1,416,469	1,934,705	(b)

Other Specialized REITs - 0.31%
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer	Asset	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes
Pretium Partners LLC P2	Private Equity		USA	USD	1,635,306	$1,798,346	(b)

Single-Family Residential REITs - 1.45%
Avenue One PropCo	Private Equity		USA	USD	8,296,179	8,382,459	(a) (b)

Health Care Facilities - 0.00%
Quorum Health Corp	Trade Claim		USA	USD	212,000	23,850	(a) (b)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $35,325,181)						$34,136,173

TOTAL INVESTMENTS (Cost $832,197,890) - 130.34%	$753,239,372
LIABILITIES EXCEEDING OTHER ASSETS, NET - (30.34%)	(175,322,423)
NET ASSETS - 100.00%	$577,916,949

TL    Term loan
DD    Delayed draw term loan
1L    First lien
2L    Second lien
(a)Security considered restricted.
(b)Value determined using significant unobservable inputs.
(c)Non-income producing security.
(d)Investment is held as collateral for the Fund’s credit facility.
(e)Investment is an unfunded or partially funded commitment.
(f)Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(g)Zero coupon bond.
(h)Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Consolidated Statement of Assets and Liabilities
As of April 30, 2023 (Unaudited)

Assets
Investments, at fair value (cost $832,197,890)	$753,239,372
Cash and cash equivalents	42,318,598
Foreign currencies, at value (cost $3,631,203)	3,646,004
Receivable for investments sold	17,711,577
Dividends and interest receivable	10,049,330
Receivable for shares issued	2,244,483
Other assets	405,090
Total assets	829,614,454

Liabilities
Credit facility (net of deferred financing costs of $259,705)	228,439,093
Payable for investments purchased	15,194,993
Distribution payable	4,375,374
Investment advisory fees payable	1,489,108
Interest payable	852,771
Trustees’ fees payable	286,468
Distribution fees payable	125,825
Shareholder servicing fees payable	61,873
Other accrued expenses	872,000
Total liabilities	251,697,505

Commitments and Contingencies (Note 8)
Net assets	$577,916,949

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$670,834,203
Accumulated deficit	(92,917,254)
Net assets	$577,916,949

Class D:
Net asset value	$2,624,798
Price per share (124,165 shares)	$21.14

Class I:
Net asset value	$226,164,036
Price per share (9,935,057 shares)	$22.76

Class T:
Net asset value	$25,755,171
Price per share (1,142,176 shares)	$22.55

Class U:
Net asset value	$323,372,944
Price per share (14,903,880 shares)	$21.70
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Consolidated Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)

Investment income
Interest income	$36,105,852
Other income	610,581
Total investment income	36,716,433

Expenses
Interest expense	6,593,650
Investment advisory fees	4,972,237
Distribution fees	782,873
Pricing Expense	503,786
Shareholder servicing fees	395,049
Legal fees	375,883
Term loan expense	243,992
Audit and tax fees	149,542
Administration fees	141,670
Transfer agent fees	137,469
Trustees' fees	61,896
Shareholder reporting expense	44,737
Custodian fees	9,273
Other expenses	152,972
Total expenses prior to expense limitation agreement	14,565,029

Expense limitation	(503,428)
Net expenses	14,061,601

Net investment income	22,654,832

Realized and unrealized gains (losses)
Net realized gains (losses) on
Investments	(8,972,626)
Foreign currency transactions	428,006
Net realized losses	(8,544,620)
Net change in unrealized appreciation of:
Investments	33,747,443
Foreign currency translation	1,340,440
Net change in unrealized appreciation	35,087,883
Net realized and unrealized gains	26,543,263
Net increase in net assets resulting from operations	$49,198,095
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Increase (decrease) in net assets resulting from operations
Net investment income	$22,654,832	$37,552,764
Net realized losses	(8,544,620)	(8,110,574)
Net change in unrealized appreciation (depreciation)	35,087,883	(112,705,218)
Net increase (decrease) in net assets resulting from operations	49,198,095	(83,263,028)

Distributions to shareholders
Class D	(123,999)	(229,812)
Class I	(9,788,006)	(19,534,663)
Class T	(1,009,182)	(2,242,759)
Class U	(11,733,753)	(21,082,820)
Total distributions to shareholders	(22,654,940)	(43,090,054)

Shareholder transactions (Note 7)
Class D
Subscriptions	—	4,000,075
Shares issued in reinvestment of distributions	—	50,775
Shares redeemed	(838,833)	—
	(838,833)	4,050,850
Class I
Subscriptions	4,907,754	59,411,653
Shares issued in reinvestment of distributions	4,699,725	10,140,563
Shares redeemed	(11,455,588)	(9,652,142)
	(1,848,109)	59,900,074
Class T
Subscriptions	936,000	9,855,214
Shares issued in reinvestment of distributions	779,599	2,036,246
Shares redeemed	(1,936,363)	(6,604,916)
	(220,764)	5,286,544
Class U
Subscriptions	52,873,187	157,587,728
Shares issued in reinvestment of distributions	8,133,927	17,353,008
Shares redeemed	(11,173,663)	(58,940,745)
	49,833,451	115,999,991
Increase in net assets from shareholder transactions	46,925,745	185,237,459
Net increase in net assets	73,468,900	58,884,377
Net assets
Beginning of period	504,448,049	445,563,672
End of period	$577,916,949	$504,448,049
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Consolidated Statement of Cash Flows

Six Months Ended April 30, 2023 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$49,198,095
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(157,350,514)
Proceeds from sales and repayments of investments	150,372,545
Net change in unrealized appreciation of investments	(33,747,443)
Net realized loss from investments	8,972,626
Net accretion of premiums and discounts	(2,610,368)
Payment-in-kind interest	(1,648,601)
Net change in unrealized appreciation on foreign currency translation	(1,340,440)
Amortization of deferred financing costs	407,163
Net realized loss on investments (foreign currency related)	(216,879)
Changes in assets and liabilities:
Decrease in receivable for investments sold	3,028,964
Decrease in payable for investments purchased	(2,090,082)
Decrease in dividends and interest receivable	1,782,161
Increase in investment advisory fees payable	957,158
Increase in other assets	(349,835)
Increase in interest payable	228,180
Decrease in other accrued expenses	(60,830)
Increase in Trustees’ fees payable	56,271
Increase in distribution fees payable	18,460
Increase in shareholder servicing fees payable	9,083
Net cash provided by operating activities	15,615,714
Cash Flows from Financing Activities
Subscriptions for shares	58,336,254
Shares repurchased	(25,404,447)
Paydown of credit facility	(17,000,000)
Proceeds from credit facility	16,924,699
Repayment of reverse repurchase agreements	(12,508,000)
Distributions paid to shareholders	(8,497,112)
Due to custodian	(2,411,022)
Net cash provided by financing activities	9,440,372

Effect of exchange rate changes on cash	(9,772)
Net increase in cash	25,046,314

Cash
Beginning balance	20,918,288
Ending balance	$45,964,602

Supplemental disclosure of cash flow information and non-cash financing activities:
Cash paid for interest expense	$5,962,213
Reinvestment of distributions	$13,613,251
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)		Period from Commencement of Operations to October 31, 2022***

Class D
Per share operating performance
Net asset value, beginning of period	$20.09		$25.00
Income (loss) from investment operations
Net investment income(1)	0.88		1.28
Net realized and unrealized gains (losses)	1.05		(4.66)
Total from investment operations	1.93		(3.38)
Distributions from
Net investment income	(0.88)		(1.50)
Realized gains	—		(0.03)
Total distributions	(0.88)		(1.53)
Net asset value, end of period	$21.14		$20.09
Total return†(2)	9.73%		(14.09)%

Ratios to average net assets
Expenses, before reimbursement	5.21%	**	3.60%	**
Expenses, after reimbursement	5.04%	**	3.52%	**
Net investment income, before reimbursement	8.42%	**	7.65%	**
Net investment income, after reimbursement	8.59%	**	7.74%	**
Supplemental data
Net assets, end of period (000’s)	$2,625		$3,313
Portfolio turnover rate*	19%	(2)	25%	(2)
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***The date of commencement of operations for Class D shares was January 31, 2022.
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***

Class I
Per share operating performance
Net asset value, beginning of period	$21.66		$27.42	$26.08	$25.00
Income (loss) from investment operations
Net investment income(1)	0.98		1.90	1.67	1.01
Net realized and unrealized gains (losses)	1.10		(5.52)	1.69	1.10
Total from investment operations	2.08		(3.62)	3.36	2.11
Distributions from
Net investment income	(0.98)		(2.11)	(1.66)	(1.03)
Realized gains	—		(0.03)	(0.36)	—
Total distributions	(0.98)		(2.14)	(2.02)	(1.03)
Net asset value, end of period	$22.76		$21.66	$27.42	$26.08
Total return†(2)	9.76%		(13.72)%	12.81%	8.71%

Ratios to average net assets
Expenses, before reimbursement	4.98%	**	3.14%	2.32%	3.84%	**
Expenses, after reimbursement	4.79%	**	3.09%	2.02%	1.68%	**
Net investment income, before reimbursement	8.68%	**	7.60%	5.73%	3.91%	**
Net investment income, after reimbursement	8.87%	**	7.65%	6.03%	6.06%	**
Supplemental data
Net assets, end of period (000’s)	$226,164		$216,971	$211,181	$106,962
Portfolio turnover rate*	19%	(2)	25%	78%	66%	(2)
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***The date of commencement of operations for Class I shares was February 28, 2020.
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***

Class T
Per share operating performance
Net asset value, beginning of period	$21.46		$27.17	$25.83	$25.00
Income (loss) from investment operations
Net investment income(1)	0.89		1.69	1.45	0.61
Net realized and unrealized gains (losses)	1.09		(5.47)	1.68	0.83
Total from investment operations	1.98		(3.78)	3.13	1.44
Distributions from
Net investment income	(0.89)		(1.90)	(1.43)	(0.61)
Realized gains	—		(0.03)	(0.36)	—
Total distributions	(0.89)		(1.93)	(1.79)	(0.61)
Net asset value, end of period	$22.55		$21.46	$27.17	$25.83
Total return†(2)	9.37%		(14.40)%	12.03%	6.65%

Ratios to average net assets
Expenses, before reimbursement	5.74%	**	3.86%	3.04%	3.54%	**
Expenses, after reimbursement	5.54%	**	3.82%	2.78%	2.49%	**
Net investment income, before reimbursement	7.95%	**	6.82%	5.00%	4.65%	**
Net investment income, after reimbursement	8.14%	**	6.86%	5.27%	5.70%	**
Supplemental data
Net assets, end of period (000’s)	$25,755		$24,724	$26,121	$8,243
Portfolio turnover rate*	19%	(2)	25%	78%	66%	(2)
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***The date of commencement of operations for Class T shares was June 1, 2020.
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Year Ended October 31, 2021	Period from Commencement of Operations to October 31, 2020***

Class U
Per share operating performance
Net asset value, beginning of period	$20.65		$26.18	$25.00	$25.00
Income (loss) from investment operations
Net investment income(1)	0.86		1.64	1.44	—
Net realized and unrealized gains (losses)	1.05		(5.27)	1.52	—
Total from investment operations	1.91		(3.63)	2.96	—
Distributions from
Net investment income	(0.86)		(1.87)	(1.42)	—
Realized gains	—		(0.03)	(0.36)	—
Total distributions	(0.86)		(1.90)	(1.78)	—
Net asset value, end of period	$21.70		$20.65	$26.18	$25.00
Total return†(2)	9.37%		(14.48)%	11.69%	0.00%

Ratios to average net assets
Expenses, before reimbursement	5.73%	**	3.92%	3.01%	0.00%	**
Expenses, after reimbursement	5.54%	**	3.86%	2.87%	0.00%	**
Net investment income, before reimbursement	7.94%	**	6.89%	5.29%	0.00%	**
Net investment income, after reimbursement	8.13%	**	6.94%	5.43%	0.00%	**
Supplemental data
Net assets, end of period (000’s)	$323,373		$259,440	$208,262	$7,421
Portfolio turnover rate*	19%	(2)	25%	78%	66%	(2)
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
†Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
*Portfolio turnover is calculated on the basis of the Fund as a whole.
**Annualized.
***The date of commencement of operations for Class U shares was September 1, 2020.
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Notes to Consolidated Financial Statements
1.    Organization
KKR Credit Opportunities Portfolio (the “Fund”) was organized on September 5, 2019 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on February 28, 2020 and continuously offers its shares and operates as an interval fund. The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
As of April 30, 2023, an affiliate of the Adviser owned 15.32% of the outstanding shares of the Fund.
2.    Summary of Significant Accounting Policies
Basis of Presentation — The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these consolidated financial statements. Actual results could differ from those estimates.
Basis of Consolidation — The Fund’s consolidated financial statements include balances of both the Fund and its wholly owned subsidiary. All interfund transactions have been eliminated upon consolidation.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investments Company Act of 1940 (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Consolidated Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

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A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period during which the inputs change.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.
Certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Consolidated Schedule of Investments. These values are temporary and the funding of the commitment will result in these investments valued as financial assets. The interest rates shown for unfunded commitments in the Consolidated Schedule of Investments represents the commitment fee the fund earns on the undrawn amounts.
For the six months ended April 30, 2023, there have been no significant changes to the Fund’s fair value methodologies.
Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. As of April 30, 2023, the Fund holds no cash equivalents.
Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.
Distributions to Shareholders — Distributions are accrued and declared daily and paid monthly, and distributable net realized capital gains, if any, are declared and distributed at least annually.
Term Loan Income — Term Loan Income consists of transaction fees including, but not limited to, assignment, transfer, administration and amendment fees. Fee and other income is recorded when earned, and is recognized in Other income on the Consolidated Statement of Operations.
Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2019-2021). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.
Repurchase Offers — The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 10.0% and no more than 25.0% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 10.0% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

Recently Adopted Accounting Pronouncements — In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 contains practical expedients for reference rate reform-related activities that impact debt, leases, derivatives, and other contracts. The guidance in ASU 2020-04 is optional and may be elected over time as reference rate reform activities occur. Management of the Fund has elected to adopt this accounting standard and apply it to contracts that are modified for the sole purpose of reference rate reform. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this

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guidance to December 31, 2024. The adoption of these standards did not have a material impact to these financial statements.

3.    Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, collateralized loan obligations, common stocks not actively traded and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, the COVID‐19 pandemic, the Russia‐Ukraine war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sector have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing

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securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.    Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.3% of the Fund’s average daily Managed Assets (the “Investment Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage. During the six months ended April 30, 2023, the Adviser earned an Investment Advisory Fee of $5.0 million.
The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all of the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.4% of the average daily value of the Fund’s net assets. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and operating expenses, with the exception of: (i) the Management Fee (as defined in the Fund’s prospectus), (ii) the Service Fee (as defined in the Fund’s prospectus), (iii) the Distribution Fee (as defined in the Fund’s prospectus), (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser). The “Limitation Period” commenced on February 28, 2020 with an initial term ending December 31, 2022. During October 2022, the Limitation Period was extended to December 31, 2023. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.4% of the average daily value of the Fund’s net assets during the fiscal year (or, if a lower expense limit is then in effect, such lower limit). The Fund’s obligation to make Reimbursement Payments expires 36 months from the month in which such fees are foregone or expense is incurred by the Adviser.
The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.
As of April 30, 2023, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser was $3.2 million and the Reimbursement Payments to the Adviser was $0.3 million. The Fund’s management believes that Reimbursement Payments of the remaining Expense Limitation Payments were not probable as of April 30, 2023.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The following table reflects the Expense Limitation Payments that may become subject to reimbursement:

For the period ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through

October 31, 2020	$1,084,637	October 31, 2023
October 31, 2021	832,625	October 31, 2024
October 31, 2022	467,117	October 31, 2025
April 30, 2023	503,428	April 30, 2026
	$2,887,807
KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, is the principal underwriter and distributor of the shares and serves in that capacity on a best effort basis, subject to various conditions. Shares will be offered through other brokers, dealers and other financial intermediaries (referred to as “selling agents”) that have entered into selling agreements with the Distributor. Selling agents typically receive the sales load with respect to Class T shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T shares are sold subject to a maximum sales load of up to 2.0% of the offering price. However, purchases of Class T shares may be eligible for a sales load discount. The selling agents may, in their sole discretion, reduce or waive the sales load on a non-scheduled basis in individual cases. Class D, Class I shares and Class U shares are not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class D, Class I shares and Class U shares to their selling agents.
The Fund pays the Distributor an ongoing fee (the “Shareholder Servicing Fee”) that is calculated and accrued monthly at an annualized rate of 0.25% of the net assets of the Fund attributable to Class D shares, Class T shares and Class U shares. The Shareholder Servicing Fee is for personal services provided to Shareholders and/or the maintenance of Shareholder accounts services and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class D shares, Class T shares and Class U shares. During the six months ended April 30, 2023, the Fund incurred Shareholder Servicing Fees of $3.6 thousand, $31.1 thousand, and $360.3 thousand for Class D, Class T, and Class U, respectively.
In addition, the Fund pays the Distributor an ongoing distribution fee (the “Distribution Fee”) that is calculated and accrued monthly at an annualized rate of 0.5% of the net assets of the Fund attributable to Class T shares and Class U shares. The Distribution Fee is for the sale and marketing of the Class T shares and Class U shares and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Distribution Fee to the selling agents that sell Class T shares and Class U shares. During the six months ended April 30, 2023, the Fund incurred distribution fees of $0.1 million and $0.7 million for Class T and Class U shares, respectively.
Payment of the Distribution Fee and the Shareholder Servicing Fee is governed by the Fund’s Distribution and Service Plan. Class I shares do not incur a Shareholder Servicing Fee or Distribution Fee, and Class D shares do not incur a Distribution Fee.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.
Fund Services serves as the Fund’s transfer agent pursuant to a transfer agency agreement.
Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Consolidated Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Consolidated Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.
5.    Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2023, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$244,745,180	$146,761,591	$391,506,771
High Yield Securities	—	274,780,530	6,027,337	280,807,867
Asset Backed Securities	—	125,530	46,663,031	46,788,561
Equity & Other Investments	—	80,321	34,055,852	34,136,173
Total investments in securities	$—	$519,731,561	$233,507,811	$753,239,372
The following are the details of the restricted securities of the Fund:

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Equity & Other Investments
Affordable Care Inc	11.750% 12/2069 PIK Pref Equity	677,000	$663,528	$679,911	8/2/2021	0.12%
American Vision Partners	Private Equity	53,939	54,546	42,073	9/30/2021	0.01%
Amerivet Partners Management Inc	11.500% 12/2059 Pref Equity PIK	298	288,779	275,709	2/25/2022	0.05%
Avenue One PropCo	Private Equity	8,296,179	8,296,179	8,382,459	4/4/2022	1.45%
Foresight Energy LLC	Common Stock	17,979	205,446	241,825	6/30/2020	0.04%
Magna Legal Services LLC	Common Stock	618	61,808	64,910	11/22/2022	0.01%
Med-Metrix	Common Stock	597	29,862	75,249	9/15/2021	0.01%
Med-Metrix	8.000% 12/2050 PIK Pref Equity	597	29,862	29,862	9/15/2021	0.01%
Quorum Health Corp	Trade Claim	212,000	85,850	23,850	6/1/2018	0.00%
Ultra Electronics Holdings Ltd	Private Equity	23,486,307	234,863	349,946	1/0/1900	0.06%
Ultra Electronics Holdings Ltd	Private Equity	43,729	437	61,842	1/0/1900	0.01%
Yak Access LLC	Common Stock	11,000	—	1,182	3/10/2023	0.00%
Yak Access LLC	Preferred Stock	2,637,983	2,512,913	79,139	6/3/2021	0.01%
High Yield
Lenovo Group Ltd	10.50% 09/2024 Class D	90,524	90,339	99,477	9/14/2022	0.02%
Lenovo Group Ltd	6.50% 09/2024 Class C	163,170	163,170	162,729	9/14/2022	0.03%
Lenovo Group Ltd	6.50% 09/2024 Class C	125,603	125,346	138,039	9/14/2022	0.02%
Lenovo Group Ltd	10.50% 09/2024 Class D	117,599	117,599	117,270	9/14/2022	0.02%
Lenovo Group Ltd	6.50% 09/2024 Class C	28,545	32,941	35,779	9/14/2022	0.01%
Lenovo Group Ltd	10.50% 09/2024 Class D	20,573	23,741	25,784	9/14/2022	0.00%
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024	2,483,000	2,456,496	2,472,025	3/11/2020	0.43%
Oldcastle Buildingenvelope Inc	9.500% 04/2030	152,000	140,838	133,163	5/5/2022	0.02%
Ultra Electronics Holdings Ltd	9.0% PIK 01/2031	2,124,336	2,067,273	2,003,674	8/4/2022	0.35%
Ultra Electronics Holdings Ltd	7.25% 01/2030	2,162,000	2,102,597	2,098,437	8/4/2022	0.36%
Wheel Pros Inc	6.500% 05/2029	10,121,000	10,082,270	4,807,475	4/23/2021	0.83%
Revolver
3Pillar Global Inc	Revolver 1L 11/21	186,240	183,646	6,102	11/23/2021	0.00%

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

48Forty Solutions LLC	Revolver 1L 03/22	610,068	$610,068	$115,364	3/11/2022	0.02%
Affordable Care Inc	Revolver 1L 08/21	177,081	177,081	(2,426)	8/2/2021	0.00%
American Vision Partners	Revolver 1L 09/21	158,140	158,140	57,326	9/30/2021	0.01%
Amerivet Partners Management Inc	Revolver 1L 02/22	197,240	197,234	(7,554)	2/25/2022	0.00%
Arcfield Acquisition Corp	Revolver 1L 03/22	143,583	143,583	(2,010)	3/10/2022	0.00%
Circana Group (f.k.a. NPD Group)	Revolver 1L 08/22	51,095	51,095	16,350	8/1/2022	0.00%
Community Brands Inc	Revolver 1L 02/22	60,610	59,602	(2,127)	2/24/2022	0.00%
Excelitas Technologies Corp	Revolver 1L 08/22	351,770	351,770	131,890	8/11/2022	0.02%
Follett Software Co	Revolver 1L 08/21	136,050	136,050	(1,986)	8/31/2021	0.00%
Foundation Risk Partners Corp	Revolver 1L 10/21	141,750	141,055	(4,451)	10/29/2021	0.00%
Insight Global LLC	Revolver 1L 09/21	427,591	427,591	20,524	9/22/2021	0.00%
Magna Legal Services LLC	Revolver 1L 11/22	26,940	26,940	(92)	11/22/2022	0.00%
Med-Metrix	Revolver 1L 09/21	158,828	158,828	—	9/15/2021	0.00%
Oxford Global Resources LLC	Revolver 1L 08/21	128,823	128,823	51,529	8/17/2021	0.01%
PartsSource Inc	Revolver 1L 10/21	87,104	86,009	17,005	10/18/2021	0.00%
Radwell International LLC/PA	Revolver 1L 04/22	68,154	68,154	—	12/1/2022	0.00%
SAMBA Safety Inc	Revolver 1L 09/21	41,810	41,392	10,080	9/1/2021	0.00%
SavATree LLC	Revolver 1L 10/21	128,932	127,327	(2,179)	10/12/2021	0.00%
Time Manufacturing Co	Revolver 1L 12/21	153,560	153,560	88,597	12/1/2021	0.02%
Leveraged Loans
3Pillar Global Inc	TL 1L 11/21	1,931,069	1,900,107	1,865,606	11/23/2021	0.32%
3Pillar Global Inc	TL 1L DD 11/21	620,223	612,186	112,490	11/23/2021	0.02%
48Forty Solutions LLC	TL 1L 03/22	3,149,251	3,129,797	3,114,925	3/11/2022	0.54%
48Forty Solutions LLC	TL 1L 02/22	4,711,887	4,639,209	4,660,528	2/11/2022	0.81%
Affordable Care Inc	TL 1L DD 08/21	598,852	595,014	251,523	8/2/2021	0.04%
Affordable Care Inc	TL 1L 08/21	1,586,439	1,570,640	1,564,704	8/2/2021	0.27%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	653,577	647,041	632,532	9/30/2021	0.11%
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	537,133	536,586	519,837	12/16/2021	0.09%
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	185,737	184,886	179,756	9/30/2021	0.03%
American Vision Partners	TL 1L DD 09/21	784,760	781,593	755,331	9/30/2021	0.13%
American Vision Partners	TL 1L 09/21	1,900,351	1,881,347	1,829,088	9/30/2021	0.32%
Amerivet Partners Management Inc	TL 1L DD 02/22	1,575,477	1,556,543	371,933	2/25/2022	0.06%
Amerivet Partners Management Inc	TL 1L 02/22	2,229,965	2,192,066	2,144,557	2/25/2022	0.37%
Arcfield Acquisition Corp	TL 1L 03/22	979,239	969,446	965,529	3/10/2022	0.17%
Belk Inc	TL 1L EXIT 02/21 PIK Toggle	1,012,014	849,820	166,982	2/24/2021	0.03%
Belk Inc	TL 1L 02/21	53,180	67,008	45,203	2/24/2021	0.01%
CFC Underwriting Ltd	TL 1L B 05/22	5,343,384	5,223,935	5,341,781	5/16/2022	0.92%
CFC Underwriting Ltd	TL 1L DD 05/22	630,571	766,962	(238)	5/16/2022	0.00%
Circana Group (f.k.a. NPD Group)	TL 1L 08/22	964,658	964,658	978,163	8/1/2022	0.17%
Community Brands Inc	TL 1L 02/22	1,019,997	1,002,605	984,195	2/24/2022	0.17%
Community Brands Inc	TL 1L DD 02/22	121,212	119,154	(4,255)	2/24/2022	0.00%
Encora Digital Inc	TL 1L DD 12/21	398,160	398,160	382,910	12/20/2021	0.07%
Encora Digital Inc	TL 1L 12/21	1,652,370	1,624,650	1,589,084	12/20/2021	0.27%
Encora Digital Inc	TL 1L 12/21	482,470	470,838	459,311	12/20/2021	0.08%
Envirotainer Ltd	TL 1L DD 07/22	865,234	863,518	(23,170)	7/29/2022	0.00%
Envirotainer Ltd	TL 1L B1 07/22	4,739,642	4,732,826	5,096,114	7/29/2022	0.88%
Envirotainer Ltd	TL 1L B2 07/22	2,411,934	2,356,238	2,353,324	7/29/2022	0.41%
Excelitas Technologies Corp	TL 1L DD 08/22	457,301	455,190	(8,414)	8/11/2022	0.00%
Excelitas Technologies Corp	TL 1L 08/22	601,192	614,018	650,317	8/11/2022	0.11%
Excelitas Technologies Corp	TL 1L 08/22	3,883,187	3,846,818	3,811,737	8/11/2022	0.66%
Flint Group GmbH	TL 1L C 04/14	194,530	193,297	133,209	3/9/2021	0.02%
Flint Group GmbH	TL 1L B5 02/17	457,637	543,700	345,326	11/18/2020	0.06%

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Flint Group GmbH	TL 1L B3 05/15	72,028	$83,549	$54,352	11/5/2020	0.01%
Flint Group GmbH	TL 1L B4 11/15	623,778	745,047	470,695	11/5/2020	0.08%
Flint Group GmbH	TL 1L B6 03/17	35,962	42,512	27,136	11/5/2020	0.00%
Flint Group GmbH	TL 1L 01/17	1,171,747	1,164,295	802,383	3/9/2021	0.14%
Flint Group GmbH	TL 1L B7 04/14	79,778	94,291	60,199	8/12/2022	0.01%
Flint Group GmbH	TL 1L B 04/14	3,512,439	4,127,028	2,650,441	11/5/2020	0.46%
Follett Software Co	TL 1L 08/21	1,530,297	1,514,994	1,507,955	8/31/2021	0.26%
Foresight Energy LLC	TL 1L A 06/20	121,508	121,508	121,508	6/30/2020	0.02%
Foundation Risk Partners Corp	TL 1L 10/21	1,328,996	1,309,061	1,287,265	10/29/2021	0.22%
Foundation Risk Partners Corp	TL 1L 03/22	831,727	820,514	805,610	4/14/2022	0.14%
Foundation Risk Partners Corp	TL 1L DD 03/22	3,350,405	3,330,243	1,890,916	4/14/2022	0.33%
Foundation Risk Partners Corp	TL 1L DD 10/21	289,043	286,583	279,967	10/29/2021	0.05%
Insight Global LLC	TL 1L 09/21	5,374,143	5,315,210	5,229,041	9/22/2021	0.90%
Insight Global LLC	TL 1L 02/22	1,040,300	1,035,099	1,012,212	2/28/2022	0.18%
Integrity Marketing Group LLC	TL 1L DD 12/21	2,923,459	2,923,459	2,883,699	12/3/2021	0.50%
Integrity Marketing Group LLC	TL 1L DD 06/22	5,561,805	5,546,268	4,726,220	6/21/2022	0.82%
Laboratoires Vivacy SAS	TL 1L DD 03/23	62,974	64,857	(2,776)	3/20/2023	0.00%
Laboratoires Vivacy SAS	TL 1L B 03/23	780,884	804,235	826,105	3/20/2023	0.14%
Magna Legal Services LLC	TL 1L DD 11/22	64,660	64,660	56,896	11/22/2022	0.01%
Magna Legal Services LLC	TL 1L 11/22	231,111	227,644	230,325	11/22/2022	0.04%
Med-Metrix	TL 1L 09/21	1,251,564	1,239,048	1,264,079	9/15/2021	0.22%
Med-Metrix	TL 1L DD 09/21	634,041	628,972	132,132	9/15/2021	0.02%
Monitronics International Inc	TL 1L Takeback 08/19	243,300	231,528	127,558	10/22/2018	0.02%
Novotech Pty Ltd	TL 1L B2 01/22	1,144,851	1,123,563	1,115,657	1/14/2022	0.19%
Novotech Pty Ltd	TL 1L B1 01/22	1,579,895	1,118,854	1,014,299	1/14/2022	0.18%
Novotech Pty Ltd	TL 1L DD 01/22	266,244	261,467	(6,789)	1/14/2022	0.00%
Opendoor Labs Inc	TL 2L DD 10/21	3,909,113	3,874,195	3,689,421	10/1/2021	0.64%
Oxford Global Resources LLC	TL 1L 08/21	1,471,926	1,457,207	1,481,199	8/17/2021	0.26%
Oxford Global Resources LLC	TL 1L DD 08/21	257,353	255,949	124,483	8/17/2021	0.02%
Oxford Global Resources LLC	TL 1L 06/22	6,594,277	6,477,308	6,635,821	6/17/2022	1.15%
Parts Town LLC	TL 1L 11/21	835,956	827,597	809,206	11/10/2021	0.14%
Parts Town LLC	TL 1L DD 11/21	1,281,352	1,268,539	1,240,349	11/10/2021	0.21%
Parts Town LLC	TL 1L B 11/21	917,878	917,878	888,506	3/31/2022	0.15%
PartsSource Inc	TL 1L DD 08/21	464,562	456,559	(12,543)	10/18/2021	0.00%
PartsSource Inc	TL 1L 10/21	1,318,921	1,296,200	1,283,310	10/18/2021	0.22%
Pretium Partners LLC P2	TL 1L 12/21	3,270,612	3,183,516	3,205,200	12/16/2021	0.55%
Radwell International LLC/PA	TL 1L 12/22	906,454	906,454	911,893	12/1/2022	0.16%
Radwell International LLC/PA	TL 1L 04/22	24,237	24,237	24,116	8/16/2022	0.00%
SAMBA Safety Inc	TL 1L 09/21	568,438	563,799	563,379	9/1/2021	0.10%
SavATree LLC	TL 1L DD 10/21	68,850	68,850	(1,164)	10/12/2021	0.00%
SavATree LLC	TL 1L 10/21	925,939	919,927	910,289	7/14/2022	0.16%
SitusAMC Holdings Corp	TL 1L 12/21	2,213,669	2,191,533	2,153,900	12/22/2021	0.37%
Spotless Brands LLC	TL 1L DD 02/23	234,626	231,173	(3,003)	2/16/2023	0.00%
Spotless Brands LLC	TL 1L 02/23	156,024	152,987	152,498	2/16/2023	0.03%
Tecomet Inc	TL 1L 10/17	8,483,978	8,028,548	7,977,315	5/31/2022	1.38%
Time Manufacturing Co	TL 1L 12/21	919,098	902,263	856,140	12/1/2021	0.15%
Time Manufacturing Co	TL 1L 06/22	371,395	392,064	381,238	6/24/2022	0.07%
Time Manufacturing Co	TL 1L 12/21	592,500	658,188	608,203	12/1/2021	0.11%
Wheel Pros Inc	TL 1L B 05/21	1,342,352	1,173,884	956,298	6/7/2022	0.17%
			$150,037,831	$127,566,808
(1)Refer to the Consolidated Schedule of Investments for more details on securities listed.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Leveraged Loans	High Yield Securities	Asset Backed Securities	Equity & Other Investments

Balance as of October 31, 2022	$141,534,917	$7,154,492	$38,455,143	$30,420,341
Purchases	10,594,622	141,069	8,062,119	2,213,744
Sales and paydowns	(8,384,374)	(1,604,000)	(4,620,863)	(950,223)
Accretion of discounts	121,323	8,439	139,494	—
Net change in appreciation	2,786,024	311,803	4,178,130	2,371,990
Net realized gain	109,079	15,534	449,008	—
Balance as of April 30, 2023	$146,761,591	$6,027,337	$46,663,031	$34,055,852
Net change in appreciation on investments held at April 30, 2023	$2,786,024	$311,803	$4,178,130	$2,371,990
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2023:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)

Leveraged Loans	$146,761,591	Yield Analysis	Yield	9.3% - 21.2% (10.9%)
			Discount margin	0.7% - 5.0% (1.8%)
			EBITDA multiple	3.3x - 33.0x (15.7x)
			Net leverage	0.6x - 9.2x (6.2x)

Asset Backed Securities	$46,663,031	Yield Analysis	Discount Margin	5.9% - 14.8% (10.6%)
		Discounted Cash Flows	Probability of default	2%
			Constant prepayment rate	20%

Equity & Other Investments	$34,055,852	Market Comparables	LTM EBITDA	3.3x - 16.5x (15.4x)
			Illiquidity discount	15%
		Discounted Cash Flows	WACC	8.5% - 14.0% (12.1%)
		Yield Analysis	Yield	9.9% - 17.0% (13.7%)
			Net leverage	8.9x - 9.2x (9.1x)
			EBITDA multiple	10.6x - 16.5x (14.6x)
		Probability-Weighted Expected Return	Discount margin	25%

High Yield Securities	$6,027,337	Yield Analysis	Yield	9.1% - 14.0% (12.4%)
			Discount margin	0.5% - 2.7% (2.2%)
			EBITDA multiple	10.5x - 15.5x (13.3x)
			Net leverage	6.3x - 7.4x (7.2x)
(1)For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

6.    Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2023 were as follows:

Purchases	$157,350,514
Sales	$150,372,545
There were no purchases or sales of U.S. Government securities.
7.    Shareholder Transactions
As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to request the repurchase of their shares on a quarterly basis. The Fund is required to offer to repurchase not less than 10.0% of its outstanding shares with each repurchase offer and under normal market conditions, the Board expects to authorize a 10.0% offer (“Repurchase Offer”). The Fund may not offer to repurchase more than 25.0% of its outstanding shares during any offer. Quarterly repurchases will occur in the months of January, April, July and October.
The time and dates by which Repurchase Offers must be received in good order (“Repurchase Request Deadline”) are generally 4:00 p.m. Eastern time on the first Friday of the month in which the repurchase occurs. The repurchase price will be the Fund’s NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (“Repurchase Pricing Date”). Payment for all shares repurchased pursuant to these offers will be made not later than seven calendar days after the Repurchase Pricing Date (“Repurchase Payment Deadline”). Under normal circumstances, it is expected that the Repurchase Request Deadline will be the same date as the Repurchase Pricing Date. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.
If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board may, but is not obligated to, increase the number of shares to be repurchased by up to 2.0% of the shares outstanding on the Repurchase Request Deadline. If there are still more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.
During the six months ended April 30, 2023, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.0% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Share the Fund Offered to Repurchase(1)	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased

1/13/2023	10%	1/13/2023	$21.65	$15,390,950	707,329	2.83%
4/14/2023	10%	4/14/2023	$21.93	$10,013,464	409,011	1.55%
(1)If total repurchase request exceeds 10.0% of the Fund’s outstanding shares, the Fund may increase the number of shares that it is offering to repurchase by up to an additional 2.0% of its total outstanding shares.

Transactions to the Fund’s shares were as follows:

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold
Class D	—	$—	162,500	$4,000,075
Class I	220,289	4,907,754	2,321,964	59,411,653
Class T	42,031	936,000	377,021	9,855,214
Class U	2,478,662	52,873,187	6,457,556	157,587,728
Reinvested Dividends
Class D	—	—	2,345	50,775
Class I	212,637	4,699,725	408,896	10,140,563
Class T	35,593	779,599	81,985	2,036,246
Class U	385,646	8,133,927	731,912	17,353,008
Shares Redeemed
Class D	(40,681)	(838,833)	—	—
Class I	(513,112)	(11,455,588)	(418,074)	(9,652,142)
Class T	(87,580)	(1,936,363)	(268,332)	(6,604,916)
Class U	(523,362)	(11,173,663)	(2,581,698)	(58,940,745)
Net Increase in Net Assets	2,210,123	$46,925,745	7,276,075	$185,237,459
8.    Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2023, total unfunded commitments on these credit agreements were $16.2 million.
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.
9.    Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income or accumulated net realized losses, as appropriate, in the period in which the differences arise.
As of October 31, 2022, the following permanent differences have been reclassified (to)/from the following accounts:

Accumulated Deficit	Paid-in Capital

$226,872	$(226,872)

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The tax character of distributions declared for the year ended October 31, 2022 and the six months ended April 30, 2023 were as follows:

	Ordinary Income	Realized Gains	Total

October 31, 2022	$42,316,016	$774,038	$43,090,054
April 30, 2023*	$22,654,940	$—	$22,654,940
*The final tax character of any distribution declared during 2023 will be determined in January 2024 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.
As of October 31, 2022, the components of accumulated distributable earnings on a tax basis for the Fund are as follows:

Undistributed Ordinary Income	Net Unrealized Depreciation	Undistributed Long Term Gains	Other Temporary Differences	Total Accumulated Losses

$4,557,748	$(112,211,728)	$—	$(11,806,429)	$(119,460,409)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of October 31, 2022, the Fund had non-expiring capital loss carry-forwards of $7.7 million.
As of October 31, 2022, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation

$831,470,185	$9,634,865	$(121,846,593)	$(112,211,728)
10.     Borrowings
Credit facility: On August 23, 2021, KCOP Funding LLC, a wholly owned subsidiary of the Fund, entered into a multi-currency credit facility agreement (the “JPM Credit Facility”) with JPMorgan Chase Bank, National Association to borrow $200.0 million, with options to increase the financing commitment up to $500.0 million. On November 4, 2021 and April 6, 2022, KCOP Funding LLC amended the JPM Credit Facility and increased the commitment to a total of $250.0 million and $300.0 million, respectively.
The JPM Credit Facility’s initial term ends on August 23, 2023, with options to extend the term up to August 23, 2025. Prior to April 6, 2022, borrowings accrued interest based on the London Interbank Offered Rate, or at a base rate applicable to each currency’s borrowing, plus a spread of 1.60%, or 1.72% for borrowings denominated in the British pound. Beginning April 6, 2022, borrowings accrue interest based on the Secured Overnight Financing Rate, or a base rate applicable to each currency’s borrowing, plus a spread of 1.60% to 1.70%. Commitment fees on the JPM Credit Facility accrue at a rate of 0.35% or 0.65% depending on the utilization levels. The JPM Credit Facility contains certain financial and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of April 30, 2023, the Fund is in compliance with these covenants. The fair value of the JPM Credit Facility approximates it carrying value due to variable interest rates that periodically reset to market rates. This fair value was determined using Level 2 inputs in the fair value hierarchy.

Credit Opportunities Portfolio	April 30, 2023 (Unaudited)

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the JPM Credit Facility for the six months ended April 30, 2023 were as follows:

Stated interest expense	$6,056,074
Unused commitment fees	130,413
Amortization of deferred financing costs	407,163
Total interest expense	$6,593,650
Weighted average interest rate	5.41%
Average borrowings	$225,897,905
Reverse Repurchase Agreements: On May 25, 2022, the Fund executed a Master Repurchase Agreement (“MRA”) with J.P. Morgan Securities LLC (“JPM”) as the counterparty to the agreement. In this reverse repurchase agreement, the Fund delivers a security in exchange for cash to JPM with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to JPM during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to JPM is reflected as a liability in the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to JPM is recorded as a component of interest expense in the Consolidated Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
As of April 30, 2023, the Fund had no borrowings outstanding under the MRA.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the six months ended April 30, 2023 that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Credit Opportunities Portfolio

By /s/ Eric Mogelof
Eric Mogelof, President

Date June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Eric Mogelof
Eric Mogelof, President

Date June 30, 2023

By /s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer & Chief Financial Officer

Date June 30, 2023